1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 67                               [X]

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 68                                              [X]

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One Financial Center, Boston, Massachusetts       02111
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Kevin M. Carome               Cameron S. Avery
    Exec. Vice-President          Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe Funds       Suite 3300
      Investment Trust            Three First National Plaza
    One Financial Center          70 W. Madison Street
    Boston, MA  02111             Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately  upon  filing  pursuant to  paragraph  (b)

[X] on July 28, 2000 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph  (a)(1)

[ ] on (date) pursuant to paragraph  (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series:
Stein Roe Advisor Select Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Disciplined Stock Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Midcap Growth Fund, Stein Roe Large Company Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Stein Roe Advisor Growth Investor Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

The prospectuses and statements of additional information relating to the series of Stein Roe Funds Investment Trust designated Stein Roe Advisor Select Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Growth & Income Fund, Stein Roe Growth Investor Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Asia Pacific Fund, and Stein Roe Advisor Growth Investor Fund are not affected by the filing of this Post-Effective Amendment No. 67.


A registration statement relating to these securities has been filed with the
 Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy or shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



--------------------------------------------------------------------------------
LIBERTY MIDCAP GROWTH FUND                            PROSPECTUS, AUGUST 1, 2000
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal................................................................2

Principal Investment Strategies................................................2

Principal Investment Risks.....................................................3

Performance History............................................................4

Your Expenses..................................................................5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------

How to Buy Shares..............................................................6

Sales Charges..................................................................7

How to Exchange Shares.........................................................9

How to Sell Shares.............................................................9

Fund Policy on Trading of Fund Shares.........................................

Distribution and Service Fees.................................................10

Other Information About Your Account..........................................11

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor............................................................14

Portfolio Manager.............................................................14

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          15
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                          17
--------------------------------------------------------------------------------


-----------------
NOTE FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
-----------------

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

DEFINING CAPITALIZATION. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of June 30, 2000, large cap companies had market capitalizations greater than $10.5 billion, mid cap companies had market capitalizations between $1.7 and $10.5 billion, and small cap companies had market capitalizations less than $1.7 billion. These amounts are subject to change.


                                                                             ---
                                                                               2

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

The securities issued by mid-capitalization companies may have more risk than than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets

Smaller companies are more likely than larger comapnies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

Information on other securities and risks appears under "Other Investment Strategies and Risks."


                                                                             ---
                                                                               3

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURNS show the Stein Roe Midcap Growth Fund's Class S share performance for each of the last two complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Stein Roe Midcap Growth Fund's Class S share performance over the past one-year period and life of the Fund. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for Stein Roe Midcap Growth Fund Stein Roe Midcap Growth Fund Class S. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Stein Roe Midcap Growth Fund Class S. The performance table following the bar chart shows how the Fund's average annual total returns for Stein Roe Midcap Growth Fund Class S compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR-YEAR TOTAL RETURNS (CLASS S)*
--------------------------------------------------------------------------------

                                  [BAR GRAPH]

1998                     15.24%
1999                     42.73%

The Fund's year-to-date total return through June 30, 2000 was 2.03%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +44.10%

Worst quarter: 3rd quarter 1998, -18.35%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999*
--------------------------------------------------------------------------------

                                                                  SINCE
                                                                INCEPTION
                                                                (JUNE 30,
                                                   1 YEAR         1997)

   Midcap Growth, Class S (%)                      42.73          26.57
   -----------------------------------------------------------------------
   S&P 500 Index (%)                               21.03          24.26

*Because Class A, B, and C shares have not commenced operations, the bar chart and average annual total returns is shown for Stein Roe Midcap Growth Fund Class S, the existing fund class.


                                                                             ---
                                                                               4

THE FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of the Fund. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions

-    Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases
(as a percentage of the offering price)               5.75        0.00        0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                            1.00(2)     5.00        1.00
------------------------------------------------------------------------------------
Redemption fee(3) (as a percentage of amount
redeemed, if applicable)                              None        None        None


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)(3)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C

Management fee  (%)                                    0.90        0.90        0.90
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35(4)     1.00        1.00
------------------------------------------------------------------------------------
Other expenses (%) (5)                                 0.55        0.55        0.55
------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.80        2.45        2.45
------------------------------------------------------------------------------------
Expense reimbursement (%) (6)                         (0.20)      (0.20)      (0.20)
------------------------------------------------------------------------------------
Net expenses (%)                                       1.60        2.25        2.25


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

 Class A                                   $728       $1,091      $1,476      $2,554
 ------------------------------------------------------------------------------------
 Class B: sold all your shares at
          the end of the period             728        1,044       1,488       2,586

          did not sell your shares          228          744       1,288       2,586
 ------------------------------------------------------------------------------------
 Class C: sold all your shares at the end
          of the period                     328          744       1,288       2,771

          did not sell your shares          228          744       1,288       2,771


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses would be 1.50%. This arrangement may be terminated by the distributor at any time.

(5) Other expenses are based on the Fund's Stein Roe Midcap Growth Fund Class S.

(6) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.25%. The expense undertaking expires on January 31, 2001. A reimbursement lowers the expense ratio and increases overall return to investors.


                                                                             ---
                                                                               5

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS(1)

Initial Investment................$1,000
Subsequent Investments............$   50
Automatic Investment Plan*........$   50
Retirement Plans*.................$   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, SteinRoe Services
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to SteinRoe
                      Services Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
                      1-800-422-3737.  Your money may take up to two business days to be invested.  You must set up this feature prior to your
                      telephone request.  Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of another fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.


                                                                             ---
                                                                               6

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be made only in Class A or Class C shares. Purchases over $1 million or more can be made only in Class shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers Stein Roe Midcap Growth Fund Class S shares and Z shares, which are available only to other investors through separate prospectuses. Class Z shares are offered exclusively to certain institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase or a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                          % OF PUBLIC
                                                                           OFFERING
                                              AS A % OF       AS A %         PRICE
                                             THE PUBLIC       OF NET      RETAINED BY
                                              OFFERING        AMOUNT       FINANCIAL
AMOUNT OF PURCHASE                              PRICE        INVESTED    ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
--------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
--------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
--------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
--------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
--------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
--------------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------------
Over $5 million                                                0.25(2)

(1) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(2)  Paid over 12 months but only to the extent the shares remain outstanding.

                                                                             ---
                                                                               7

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares subject to the lowest CDSC amount. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Class B's net asset value. Class B shares have no front-end sales charge, but carry a CDSC, that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares eight years after purchase. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted below.

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD

      Through the end of the first year                              5.00
      ------------------------------------------------------------------------------------
      Through the end of the second year                             4.00
      ------------------------------------------------------------------------------------
      Through the end of the third year                              3.00
      ------------------------------------------------------------------------------------
      Through the end of the fourth year                             3.00
      ------------------------------------------------------------------------------------
      Through the end of the fifth year                              2.00
      ------------------------------------------------------------------------------------
      Through the end of the sixth year                              1.00
      ------------------------------------------------------------------------------------
      Longer than six years                                          0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger


                                                                             ---
                                                                               8

YOUR ACCOUNT


purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:
--------------------------------------------------------------------------------
HOLDING PERIOD AFTER PURCHASE                           AS % DEDUCTED WHEN
                                                          SHARES ARE SOLD
--------------------------------------------------------------------------------
Through first year                                              3.00
--------------------------------------------------------------------------------
Through second year                                             2.00
--------------------------------------------------------------------------------
Through third year                                              1.00
--------------------------------------------------------------------------------
Longer than four years                                          0.00
--------------------------------------------------------------------------------

Commission to financial advisor is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
HOLDING PERIOD AFTER PURCHASE                         CDSC AS % DEDUCTED WHEN
                                                          SHARES ARE SOLD
--------------------------------------------------------------------------------
Through first year                                              3.00
--------------------------------------------------------------------------------
Through second year                                             2.00
--------------------------------------------------------------------------------
Through third year                                              1.00
--------------------------------------------------------------------------------
Longer than four years                                          0.00
--------------------------------------------------------------------------------

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares after three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at the Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00%


                                                                             ---
                                                                               9

YOUR ACCOUNT


that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------

YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                             1.00
--------------------------------------------------------------------------------------
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds


                                                                             ---
                                                                              10

YOUR ACCOUNT


may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.


                                                                             ---
                                                                              11

YOUR ACCOUNT


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

 METHOD               INSTRUCTIONS

 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
 -------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.
                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annual basis if your account balance is at least $5,000 and have the proceeds
                      sent to you. This feature is not available if you hold
                      your shares in certificate form. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemption, or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern or short-term of excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


                                                                             ---
                                                                              12

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.35% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charge) next determined after your request is received in good form by the Distributor. In most cases, in order to receive that day's price, the Distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


                                                                             ---
                                                                              13

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

 Dividend income      Represents interest and dividends earned from securities held by the Fund
 -------------------------------------------------------------------------------------
 Capital gains        Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Fund for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(1)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(1)

 -   send the check to your address of record
 -   send the check to a third party address
 -   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


(1) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---
                                                                              14

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local income tax.


                                                                             ---
                                                                              15

--------------------------------------------------------------------------------
                               MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Fund. Stein Roe has been an investment advisor since 1932. As of June 30, 2000, Stein Roe managed over [$29.7] billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.90% of average daily net assets.

Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
STEVE D. HAYWARD joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University. He has managed the Fund since joining Stein Roe in November 1999.


                                                                             ---
                                                                              16

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investment strategies and risks are described under "The Fund
- Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal[s]. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's primary investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.

FUTURES
--------------------------------------------------------------------------------
The Fund uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Fund takes a temporary defensive position.


                                                                             ---
                                                                              17

OTHER INVESTMENT STRATEGIES AND RISKS


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


                                                                             ---
                                                                              18

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Fund. Because the Class A, B and C shares have not commenced operations, the Fund's Stein Roe Midcap Growth Fund Class S, the Fund's existing class is shown. Information is shown for the Fund's Stein Roe Midcap Growth Fund Class S for the last three fiscal years. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1997 and 1998. Information for the period ending March 31, 2000 is unaudited. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND(a)
--------------------------------------------------------------------------------

                                                               (Unaudited)
                                                             Six months ended          Years ended          Period ended
                                                                 March 31             September 30,         September 30,
                                                                   2000            1999           1998         1997(b)
                                                                 Class S         Class S        Class S        Class S

 Net asset value --
 Beginning of period ($)                                          12.51           10.41          10.77          10.00
---------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment loss                                              (0.08)          (0.10)         (0.07)            --
---------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                           8.47            2.20          (0.29)          0.77
 on investments
---------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                  8.39            2.10          (0.36)          0.77
---------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS ($):
 Net realized capital gains                                       (0.22)             --             --             --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                                20.68           12.51          10.41          10.77
---------------------------------------------------------------------------------------------------------------------------
 Total return (%) (f)                                             67.88           20.17          (3.34)          7.70(g)
---------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA (%):
 Ratio of net expenses to
 average net assets (c)                                            1.25(e)         1.25           1.25           1.25(e)
---------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment loss                                     (0.92)(e)       (0.97)(d)      (0.64)          0.02(e)
 to average net assets (f)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%) (a)                                    150(g)          133             75              3(g)
---------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000's) ($)                         72,940          44,359         49,974         49,830

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Growth Opportunities Fund to Stein Roe Midcap Growth Fund.

(b) From commencement operations on June 30, 1997.

(c) If the Fund paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.43% for the year ended September 30, 1999, 1.44% for the year ended September 30, 1998, and 1.74% for the period ended September 30, 1997.

(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accured in a prior period. The Fund's gross expenses ratio and net investment income ratio disclosed in Note (c) reflects the actual rate at which expenses were incurred throughout fiscal year 1999 without the reduction.

(e) Annualized

(f) Computed giving effect to Stein Roe's expense limitation undertaking.

(g) Not annualized.
                                                                             ---
                                                                              19

--------------------------------------------------------------------------------
                                      NOTES
--------------------------------------------------------------------------------

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                                                                             ---
                                                                              20

NOTES


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________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________



                                                                             ---
                                                                              21

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978
- Liberty Midcap Growth Fund Class A, B, C
(formerly Stein Roe Midcap Growth Fund)


--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

          Liberty Funds Distributor, Inc. (c)1999
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com

--------------------------------------------------------------------------------
LIBERTY MIDCAP GROWTH FUND                             PROSPECTUS AUGUST 1, 2000
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third-party broker-dealer; (ii) any registered investment adviser purchasing shares for its clients; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and
(v) any trustee of Liberty-Stein Roe Funds Investment Trust, any employee of Stein Roe & Farnham Incorporated, or any of its affiliates, or any member of the immediate family of any trustee or employee.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal .............................................................  2
Principal Investment Strategies .............................................  2
Principal Investment Risks ..................................................  3
Performance History .........................................................  4
Your Expenses ...............................................................  5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------
How to Buy Shares ...........................................................  6
How to Exchange Shares ......................................................  7
How to Sell Shares ..........................................................  8
Fund Policy on Trading of Fund Shares........................................
Other Information About Your Account.........................................  9

MANAGING THE FUND                                                             12
--------------------------------------------------------------------------------
Investment Advisor .......................................................... 12
Portfolio Manager ........................................................... 12

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          13
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------


-----------------
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
-----------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

DEFINING CAPITALIZATION. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of March 31, 2000, large cap companies had market capitalizations greater than $11.413 billion, mid cap companies had market capitalizations between $1.769 and $11.413 billion, and small cap companies had market capitalizations less than $1.769 billion. These amounts are subject to change.


                                                                           -----
                                                                               2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

The securities issued by mid-capitalization companies may have more risk than than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets

Smaller companies are more likely than larger comapnies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

Information on other securities and risks appears under "Other Investment Strategies and Risks."


                                                                           -----
                                                                               3

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last two complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's Class S share performance over the past one-year period and the life of the Fund. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.

================================================================================

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Stein Roe Midcap Growth Fund Class S. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Stein Roe Midcap Growth Fund Class S. The performance table following the bar chart shows how the Fund's average annual total returns for Stein Roe
Midcap Growth Fund Class S compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR-YEAR TOTAL RETURNS (CLASS S)*
--------------------------------------------------------------------------------

            [CHART]

1998....................  15.24%
1999....................  42.73%


                                           For period shown in bar chart:

The Fund's year-to-date total return       Best quarter:   4th  quarter, +44.10%
through June 30, 2000 was 2.03%.           Worst quarter:  3rd quarter,  -18.35%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                           SINCE
                                                         INCEPTION
                                                         (JUNE 30,
                                           1 YEAR          1997)

  Midcap Growth Fund, Class S (%)           42.73          26.57
  ----------------------------------------------------------------
  S&P 500 Index (%)                         21.03          24.26

* Because Class Z shares have not commenced operations, the bar chart and average annual total returns are shown for Class S, the existing fund class.

                                                                            ----
                                                                               4

THE FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of the Fund. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% return for each year

-    Fund operating expenses remain the same

-    Redemptions at the end of each time period



YOUR EXPENSES
--------------------------------------------------------------------------------
The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.


Maximum sales charge (load) on purchases
(as a percentage of the offering price)                                  0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                                               0.00
--------------------------------------------------------------------------------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                                  (3)


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee (%)(3)                                                    0.90
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                None
--------------------------------------------------------------------------------
Other expenses (%)                                                       0.55
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                 1.45
--------------------------------------------------------------------------------
Expense reimbursement (%)(4)                                            (0.20)
--------------------------------------------------------------------------------
Net expenses (%)                                                         1.25
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


       CLASS                1 YEAR       3 YEARS      5 YEARS     10 YEARS

      Class Z                $127         $439         $773        $1,718


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.25%. The expense undertaking expires on January 31, 2001. A reimbursement lowers the expense ratio and increases overall return to investors.

                                                                            ----
                                                                               5

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated NAV. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


SALES CHARGES

Your purchases of Class Z shares generally are at NAV, which is the value of a Fund share excluding any sales charge, and are not subject to an initial sales charge when you purchase or a contingent deferred sales charge when you sell shares of the Fund. The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third-party broker-dealer; (ii) any registered investment adviser purchasing shares for its clients; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; and (v) any trustee of Liberty-Stein Roe Funds Investment Trust, any employee of Stein Roe & Farnham Incorporated, or any of its affiliates, or any member of the immediate family of any trustee or employee.

                                                                            ----
                                                                               6

YOUR ACCOUNT


--------------------------------------------------------------------------------
OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, SteinRoe
                      Services Inc., c/o Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction, including your Fund name
                      and account number with a check made payable to the Fund
                      to SteinRoe Services Inc., c/o Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class of the Fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring
funds transfer        money from your bank account to your fund account by
                      calling 1-800-422-3737. Your money may take up to two
                      business days to be invested. You must set up this
                      feature prior to your telephone request. Be sure to
                      complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund
                      account. You can select a pre-authorized amount to be
                      sent via electronic funds transfer. Be sure to complete
                      the appropriate section of the application for this
                      feature.
--------------------------------------------------------------------------------
 By dividend          dividend You may automatically invest dividends
                      distributed by one fund into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

CHOOSING A SHARE CLASS The Fund offers one class of shares in this prospectus--Class Z shares, which are available to institutional and other investors at net asset value without a sales charge or 12b-1 fee. The Fund also offers Classes A, B, C, and S shares through separate prospectuses.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at the next-determined NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

                                                                            ----
                                                                               7

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


                                                                            ----
                                                                               8

YOUR ACCOUNT


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737 unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to SteinRoe Services Inc.,
                      c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section
                      of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may
                      take up to two business days to be received by your bank.
                      You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by the Distributor. In most cases, in order to receive that day's price, the Distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


                                                                            ----
                                                                               9

YOUR ACCOUNT


To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

You can find the daily prices of some share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


                                                                            ----
                                                                              10

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of the its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend income       Represents interest and dividends earned from securities
                      held by the Fund
--------------------------------------------------------------------------------
Capital gains         Represents long-term capital gains on sales of
                      securities held for more than 12 months and
                      short-term capital gains, which are gains on sales
                      of securities held by the Fund for a 12-month period
                      or less.
--------------------------------------------------------------------------------

DISTRIBUTION OPTIONS Income dividends are declared and paid quarterly. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (2):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest, and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local, and foreign income tax.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ----
                                                                              11

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Fund. Stein Roe has been an investment advisor since 1932. As of September 30, 1999, Stein Roe managed over $29.7 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the fiscal year ended September 30, 1999, the Fund paid 0.90% of average net assets in fees to Stein Roe.

Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Steve D. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University. He has managed the Fund since November 1999.


                                                                            ----
                                                                              12

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The Statement of Additional Information also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.


FUTURES
--------------------------------------------------------------------------------

The Fund uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. The Fund uses futures to invest cash pending direct investments in stocks and to enhance its return. These investments are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------

When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.


                                                                            ----
                                                                              13

OTHER INVESTMENT STRATEGIES AND RISKS


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------

The Fund may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

                                                                            ----
                                                                              14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables is intended to help you understand the financial performance of the Fund (formerly named Stein Roe Midcap Growth Fund). Information is shown for the Fund's last three fiscal periods. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1997 and 1998. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
THE FUND (a)
--------------------------------------------------------------------------------


                                                        Years ended          Period ended
                                                        September 30,        September 30,
                                                     1999          1998         1997
                                                   Class S        Class S      Class S

Net asset value, beginning of period               $  10.41       $ 10.77      $ 10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (h)                             (1.10)        (0.07)         --
-------------------------------------------------------------------------------------------
Net gains(losses) on securities
(both realized and unrealized)                         2.20         (0.29)        0.77
-------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                4.32          0.79         5.45
-------------------------------------------------------------------------------------------
Net asset value ,end of period                      $ 12.51       $ 10.41      $ 10.77
-------------------------------------------------------------------------------------------
Total return (f)                                      20.17%        (3.34%)       7.70%(g)
-------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 omitted)           $44,359       $49,974      $49,830
-------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (c)        1.25%         1.25%        1.25%(e)
-------------------------------------------------------------------------------------------
Ratio of net investment income(loss) to
average net assets (f)                                (0.97%)(d)    (0.64%)      (0.02%)(e)
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                 133%           75%           3%(g)
-------------------------------------------------------------------------------------------


(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Growth Opportunities Fund to Stein Roe Midcap Growth Fund.

(b)  From commencement of operations on June 30, 1997.

(c) If the Fund paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.54% for the year ended September 30, 1999, 1.44% for the year ended September 30, 1998, and 1.74% for the period ended September 30, 1997.

(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accrued in a prior period. The Fund's gross expense ratio and net investment income ratio disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

(e)  Annualized.

(f)  Computed giving effect to Stein Roe's expense limitation undertaking.

(g)  Not annualized.

(h) Per share data was calculated using average shares outstanding during the period.


                                                                            ----
                                                                              15

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                                                                            ----
                                                                              16

NOTES


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                                                                            ----
                                                                              17

NOTES


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                                                                            ----
                                                                              18

NOTES


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                                                                            ----
                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978
- Liberty Midcap Growth Fund
- (formerly, Stein Roe Midcap Growth Fund)

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                              [LIBERTY FUNDS LOGO]
        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

            Liberty Funds Distributor, Inc. (c)1999
            One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
            www.libertyfunds.com

A registration statement relating to these securities has been filed with the
 Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy or shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

            Statement of Additional Information Dated August 1, 2000

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST

                     One Financial Center, Boston, MA 02111

                                  800-338-2550

                           Liberty Midcap Growth Fund

                           Class A, B, C, and Z Shares


         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's Class A, B and C prospectus and the Class Z prospectus both dated August 1, 2000, and any supplements thereto ("Prospectuses"). Financial statements, which are contained in the Fund's September 30, 1999, Annual Report and March 31, 2000, Semi-annual Report, are incorporated by reference into this SAI. The Prospectuses, Annual Report and Semi-annual Report may be obtained at no charge by telephoning 800-338-2550.


                                TABLE OF CONTENTS

                                                                         Page

General Information and History............................................2
Investment Policies........................................................3
Portfolio Investments and Strategies.......................................4
Investment Restrictions...................................................21
Additional Investment Considerations......................................23
Management................................................................24
Financial Statements......................................................29
Principal Shareholders....................................................29
Investment Advisory and Other Services....................................29
Distributor...............................................................31
Transfer Agent............................................................33
Purchases and Redemptions.................................................33
Custodian.................................................................44
Independent Accountants...................................................45
Portfolio Transactions....................................................45
Additional Income Tax Considerations......................................50
Investment Performance....................................................51
Appendix--Ratings.........................................................55

                                      GENERAL INFORMATION AND HISTORY


 .........Liberty  Midcap  Growth Fund (the "Fund") is a series of  Liberty-Stein
Roe Funds Investment Trust (the "Trust"). On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust" on October 18, 1999.

 .........Prior  to July 14, 2000,  the Fund was named  "Stein Roe Midcap  Growth
Fund". Prior to May 6, 1999, the Fund was named "Stein Roe Growth Opportunities Fund". The Fund commenced operations on June 30, 1997.

 .........The Fund offers five classes of  shares--Classes  A, B, C, Z, and Stein
Roe Midcap Growth Fund Class S. Prior to August 1, 2000, the Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Stein Roe Midcap Growth Fund Class S, and on August 1, 2000, the Fund commenced offering Classes A, B, C and Z. This SAI describes Classes A, B, C and Z of the Fund. A separate SAI relates to Stein Roe Midcap Growth Fund Class S.

 .........The  Trust  is  a  Massachusetts  business  trust  organized  under  an
Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

 .........Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

 .........Each  share of a series (or class  thereof) is entitled to  participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series (or class thereof) have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

 .........Stein Roe & Farnham Incorporated ("Stein Roe") provides  administrative and accounting and recordkeeping services to the Fund.
                               INVESTMENT POLICIES

 .........The Trust is an open-end  management  investment  company.  The Fund is diversified, as that term is defined in the Investment Company Act of 1940.

 .........The  investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Fund may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1

                      PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

 .........In  pursuing  its  investment  objective,  the Fund may  invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.
 .........The Fund may invest up to 35% of its net assets in debt securities, but does not expect to invest more than 5% of its net assets in debt securities that are rated below investment grade.

 .........Securities   in  the  fourth  highest  grade  may  possess  speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

 .........Securities  that  are  rated  below  investment  grade  are  considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

 .........When  Stein Roe determines  that adverse market or economic  conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

 .........Consistent  with its objective, the Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

 .........Derivatives  are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.


 .........The  successful  use of  Derivatives  depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

 .........The  Fund  currently  does not intend to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

 .........Some  mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

 .........Mortgage-backed  securities  provide  either  a pro  rata  interest  in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

 .........Non-mortgage  asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

 .........Floating  rate instruments  provide for periodic  adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. Convertible Securities

 .........By investing in convertible  securities,  the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund may purchase unrated securities or securities rated below investment grade if
the  securities  meet  Stein  Roe's  other  investment   criteria.   Convertible
securities  rated  below  investment  grade  (a)  tend to be more  sensitive  to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to
investors  than  investment  grade  convertible  securities,   common  stock  or
conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

 .........The  Fund  may  invest  up to  25%  of  its  total  assets  in  foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an
American  bank  or  trust  company   evidencing   ownership  of  the  underlying
securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest, nor during the past fiscal year has the Fund invested, more than 5% of its net assets in unsponsored ADRs.

 .........As  of  September  30,  1999,  holdings  of  foreign  companies,  as  a percentage of net assets, were as follows: 2.2% (none in foreign securities and 2.2% in ADRs).

 .........With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

 .........Investors  should understand and consider  carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

 .........Although  the Fund will try to invest in companies and  governments  of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

 .........Currency  Exchange Transactions.  Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward
currency  exchange  contracts  ("forward  contracts").   Forward  contracts  are
contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the
contract.   Forward   contracts   are  usually   entered  into  with  banks  and
broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

 .........The  Fund's  foreign  currency  exchange  transactions  are  limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

 .........At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

 .........It  is impossible to forecast with absolute  precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

 .........If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

 .........Hedging against a decline in the value of a currency does not eliminate fluctuations  in the prices of  portfolio  securities  or prevent  losses if the
prices  of  such  securities  decline.   Such  transactions  also  preclude  the
opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
Structured Notes

 .........Structured  Notes  are  Derivatives  on which the  amount of  principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Fund to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.
Swaps, Caps, Floors and Collars

 .........The  Fund may enter into swaps and may purchase or sell  related  caps, floors and collars. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Fund intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Fund may be obligated to pay.

 .........A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

 .........A swap agreement tends to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Fund's investments and its net asset value.

 .........The  performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of
entering  into  such   transaction,   the  unsecured   long-term   debt  of  the
counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

 .........The  purchase of a cap entitles the purchaser to receive  payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

 .........At  the time the Fund enters into swap  arrangements  or  purchases  or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

 .........Subject  to restriction (5) under Investment  Restrictions in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund did not loan portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

 .........The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

 .........The Fund may purchase  securities on a when-issued or  delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. During fiscal 1999, the Fund did not have commitments to purchase when-issued securities in excess of 5% of its net assets, nor does it currently intend to do so.
 .........The  Fund may enter into reverse  repurchase  agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Fund did not enter into reverse repurchase agreements during the fiscal year ended September 30, 1999.

 .........At  the time the Fund  enters  into a binding  obligation  to  purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

 .........The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

 .........In  a short sale  against the box,  the Fund does not deliver  from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent
amount  of  the  securities  sold  short  or  securities   convertible  into  or
exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.
 .........Short  sales may  protect  the Fund  against  the risk of losses in the value of its portfolio  securities because any unrealized losses with respect to
such  portfolio   securities   should  be  wholly  or  partially   offset  by  a
corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

 .........Short  sale  transactions  involve  certain risks.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Fund does not currently expect that more than 5% of total assets would be involved in short sales against the box.
Rule 144A Securities

 .........The  Fund may purchase  securities that have been privately  placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

 .........Subject  to restriction (6) under Investment  Restrictions in this SAI, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

 .........Pursuant  to an exemptive  order issued by the  Securities and Exchange
Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans. Portfolio Turnover

 .........Although  the Fund does not  purchase  securities  with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

 .........The  Fund may  purchase  and  sell put  options  and  call  options  on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

 .........An  option on a  security  (or  index)  is a  contract  that  gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

 .........The  Fund will  write call  options  and put  options  only if they are
"covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

 .........If an option  written by the Fund expires,  the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.
 .........Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
 .........The   Fund  will  realize  a  capital  gain  from  a  closing  purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

 .........A  put or call  option  purchased  by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
 .........Risks  Associated  with Options on  Securities  and Indexes.  There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

 .........There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

 .........If  trading  were  suspended  in an option  purchased or written by the
Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.
Futures Contracts and Options on Futures Contracts

 .........The  Fund  may use  interest  rate  futures  contracts,  index  futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index2 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
 .........The  Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
 .........The  Fund will only enter into futures  contracts  and futures  options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

 .........The  success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

 .........When a purchase or sale of a futures  contract is made by the Fund, the
Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily
change  in  value  of  the   futures   contract.   This   process  is  known  as
"marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.
 .........The  Fund is also required to deposit and maintain  margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

 .........Although  some futures  contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

 .........There  are several risks  associated with the use of futures  contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

 .........Futures  exchanges  may limit the amount of  fluctuation  permitted  in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example,
futures  prices  have  occasionally   moved  to  the  daily  limit  for  several
consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

 .........There  can be no  assurance  that a liquid  market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of
inability  to  close,   and  would  continue  to  be  required  to  meet  margin
requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Limitations on Options and Futures

 .........If other options,  futures contracts, or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

 .........The  Fund will not enter into a futures  contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"3 would exceed 5% of the Fund's total assets.

 .........When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

 .........The  Fund may not maintain open short  positions in futures  contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

 .........In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the
in-the-money   amount  (as  defined  in  Section  190.01(x)  of  the  Commission
Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

 .........If  the Fund exercises a call or put option that it holds,  the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

 .........If a call or put option  written by the Fund is exercised,  the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

 .........Entry  into a closing purchase  transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.
 .........If  the Fund  writes an equity  call  option4  other than a  "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

 .........A  futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

 .........For  federal  income tax  purposes,  the Fund  generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

 .........If  the Fund  were to enter  into a short  index  future,  short  index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

 .........In  order for the Fund to continue  to qualify  for federal  income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of
securities  and  therefore  be  qualifying   income  for  purposes  of  the  90%
requirement.

 .........The  Fund  distributes to  shareholders  annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.
 .........The  Taxpayer Relief Act of 1997 (the "Act") imposed  constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

 .........The Fund operates under the following investment restrictions.
The Fund may not:

 .........(1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;
 .........(2)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another
registered   investment  company  having  the  same  investment   objective  and
substantially similar investment policies as the Fund;

 .........(3)  act as an underwriter  of securities,  except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

 .........(4)  purchase or sell real estate (although it may purchase  securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

 .........(5)  make loans,  although  it may (a) lend  portfolio  securities  and participate in an interfund lending program with other Stein Roe Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

 .........(6)  borrow except that it may (a) borrow for nonleveraging,  temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds, and other persons to the extent permitted by applicable law;

 .........(7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

 .........(8) issue any senior security except to the extent permitted under the
Investment Company Act of 1940.

 .........The above restrictions are fundamental  policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. The Fund may not:

 .........(a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration
or  development  programs);  (ii)  puts,  calls,  straddles,   spreads,  or  any
combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

 .........(b) invest in companies for the purpose of exercising control or management;

 .........(c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

 .........(d)  invest more than 5% of its net assets (valued at time of purchase)
in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;
 .........(e)  write an option on a  security  unless the option is issued by the
Options Clearing Corporation, an exchange, or similar entity;
 .........(f)  invest  more  than  25% of its  total  assets  (valued  at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);
 .........(g)  purchase a put or call option if the  aggregate  premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;
 .........(h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a
recapitalization,   reorganization,   or  other   exchange  for   securities  it
contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

 .........(i)  invest more than 5% of its total assets  (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;
 .........(j)  invest more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

 .........Stein  Roe  seeks to  provide  superior  long-term  investment  results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:
What are my investment goals?

It is important to a choose the Fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

 .........In   general,   equity  mutual  funds   emphasize   long-term   capital
appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT
 .........The   Board  of   Trustees   of  the  Trust  has   overall   management
responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                                   Position(s) held        Principal occupation(s)
        Name, Age; Address         with the Trust          during past five years

David P. Brady, 35;                Vice-President          Senior vice president of Stein Roe
One South Wacker Drive                                     since March 1998; vice president of Stein Roe
Chicago, IL 60606 (4)                                      from Nov. 1995 to March 1998; portfolio manager for
                                                           Stein Roe since 1993

Daniel K. Cantor, 40;              Vice-President          Senior vice president of Stein Roe
1330 Avenue of the Americas,
New York, NY 10019 (4)



Kevin M. Carome, 43; One           Executive                Senior vice president, legal, Liberty Funds Group LLC
Financial Center, Boston, MA       Vice-President;          (an affiliate of Stein Roe) since Jan. 1999; general
02111  (4)                         Assistant Secretary      counsel and secretary of Stein Roe since Jan. 1998;
                                                            associate general counsel and vice president of Liberty
                                                            Financial Companies, Inc. (the indirect parent of Stein
                                                            Roe) through Jan. 1999

Denise E. Chasmer, 31;             Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliff Avenue                                     vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                                            prior thereto

J. Kevin Connaughton, 35; 245      Vice-President;          Controller of the Stein Roe Funds since May 2000;
Summer Street, Boston, MA 02210    Controller               Controller and Chief Accounting Officer of the Liberty
(4)                                                         Funds since February 1998, Vice president of Colonial
                                                            Management Associates,  Inc. ("CMA") since
                                                            February  1998;  senior tax  manager,
                                                            Coopers  &  Lybrand,  LLP from  April 1996
                                                            to   January   1998;  vice president,  440
                                                            Financial Group/First     Data
                                                            Investor Services Group prior thereto

Nancy L. Conlin, 46; One           Senior Vice President    Secretary of the Stein Roe Funds since May 2000;
Financial Center, Boston, MA       and Secretary            Secretary of the Liberty Funds since April 1998
02111 (4)                                                   (formerly Assistant Secretary from July 1994 to April
                                                            1998);  Director,  Senior  Vice President  General
                                                            Counsel,  Clerk  and Secretary  of Colonial  Management
                                                            Associates,     Inc.  since   April   1998
                                                            (formerly       Vice  President,  Counsel,
                                                            Assistant  Secretary and Assistant  Clerk
                                                            from  July  1994  to April  1998);   Vice
                                                            President,   General  Counsel and
                                                            Secretary of Liberty Funds  Group  since
                                                            December 1998 (formerly Vice President, General
                                                            Counsel and Clerk of  The  Colonial  Group
                                                            from  April  1998 to  December  1998
                                                            (formerly  Assistant  Clerk from July 1994
                                                            to April 1998)

Lindsay Cook, 47; 600 Atlantic     Trustee                  Executive vice president of Liberty Financial Companies,
Avenue, Boston, MA 02210 (1)(2)(4)                          Inc. since March 1997; senior vice president prior
                                                            thereto

William M. Garrison, 33; One       Vice-President           Vice president of Stein Roe since Feb. 1998; associate
South Wacker Drive, Chicago, IL                             portfolio manager for Stein Roe since August 1994
60606 (4)



Stephen E. Gibson, 46; One         President                Vice chairman of Stein Roe since Aug. 1998; chairman,
Financial Center, Boston, MA                                CEO, president and director of Liberty Funds Group since
02111 (4)                                                   Dec. 1998; chairman of the Colonial Group from July 1998
                                                            to Dec. 1998; president of the Colonial Group from Dec.
                                                            1996 to Dec. 1998; chairman of Colonial Management
                                                            Associates, Inc. since Dec. 1998; CEO, president and
                                                            director of Colonial Management Associates since July
                                                            1996; managing director of Putnam Financial Services
                                                            from June 1992 through June 1996

Erik P. Gustafson,  35;            Vice-President           Senior  portfolio  manager of
One South Wacker Drive                                      Stein Roe;  senior vice president of Stein Roe
Chicago, IL 60606 (4)                                       since April 1996; vice president of Stein Roe prior thereto

Douglas A. Hacker, 43; P.O. Box    Trustee                  Senior vice president and chief financial officer of
66100, Chicago, IL 60666 (3) (4)                            UAL, Inc. (airline)

Loren A.  Hansen,  51;             Executive Vice-President Chief investment officer/equity of CMA since 1997;
One South Wacker rive,                                      executive vice president of Stein Roe since Dec. 1995;
Chicago, IL 60606  (4)                                      vice president of The Northern Trust (bank) prior thereto

Harvey B. Hirschhorn,  49;         Vice-President           Executive vice president,  senior
One South Wacker Drive,                                     portfolio  manager,  and chief  economist and
Chicago, IL 60606 (4)                                       investment strategist of Stein Roe;
                                                            director of research of Stein Roe, 1991 to 1995

Janet Langford Kelly, 41; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37; 245 Summer    Vice President           Vice president and assistant controller of CMA
Street, Boston, MA 02210 (4)

Pamela A. McGrath, 46: One         Senior Vice President    Treasurer of the Stein Roe Funds since May 2000;
Financial Center, Boston, MA       and Treasurer            Treasurer and Chief Financial Officer of the Liberty
02111 (4)                                                   Funds and Liberty All-Star Funds since April 2000;
                                                            Treasurer,     Chief Financial    Officer
                                                            and  Vice  President of the Liberty Funds
                                                            Group since December 1999;          Chief
                                                            Financial   Officer, Treasurer and Senior
                                                            Vice   President  of Colonial  Management
                                                            Associates since  December 1999;
                                                            Senior  Vice  President  and  Director of Offshore
                                                            Accounting for Putnam  Investments,
                                                            Inc.,  from May 1998 to October   1999;
                                                            Managing Director of Scudder Kemper
                                                            Investments  from October, 1984  to
                                                            December 1997.

Mary D. McKenzie, 45; One          Vice President           President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 57; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

Nicholas S. Norton, 40; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47;             Executive Vice President Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA                            May 2000; Vice President of the Liberty Funds since
02111 (4)                                                   April 1999; Executive Vice President and Director of
                                                            Colonial  Management  Associates since April 1999;
                                                            Executive  Vice President  and Chief
                                                            Administrative Officer  of  the
                                                            Liberty  Funds Group since   April  1999;
                                                            Chief  Operating Officer, Putnam
                                                            Mutual  Funds  from 1994 to 1998.

Thomas C. Theobald, 62; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

 (1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 1999 to each of the trustees:

                                                                    Compensation from the Stein Roe
                                                                             Fund Complex*
                                                                   -----------------------------------
                                    Aggregate Compensation               Total           Average Per
       Name of Trustee                  from the Trust                Compensation         Series
------------------------------ ----------------------------------  -------------------  --------------
Thomas W. Butch**                             -0-                         -0-                -0-
Lindsay Cook                                  -0-                         -0-                -0-
John A. Bacon Jr.**                         $25,500                      $117,850          $2,562
William W. Boyd                              22,450                       104,100           2,263
Douglas A. Hacker                            20,650                        93,900           2,041
Janet Langford Kelly                         22,450                       103,400           2,248
Charles R. Nelson                            22,450                       103,900           2,259
Thomas C. Theobald                           22,450                       103,400           2,248
    ---------------
      *  At  September  30,  1999,  the Stein Roe Fund  Complex  consisted of 12 series of the Trust, one series of Liberty-Stein  Roe Funds Trust, four series of  Liberty-Stein  Roe Funds  Municipal  Trust,  four  series of
         Liberty-Stein  Roe Funds Income Trust, five series of Liberty-Stein Roe
         Advisor Trust,  five series of SteinRoe  Variable  Investment Trust, 12 portfolios of SR&F Base Trust,  Liberty-Stein Roe Advisor Floating Rate
         Fund,  Liberty-Stein Roe  Institutional  Floating Rate Income Fund, and
         Stein Roe Floating Rate Limited Liability Company.

      ** Mr. Butch served as a trustee until November 3, 1998; Mr. Bacon was elected a trustee effective November 3, 1998.


                              FINANCIAL STATEMENTS


         Please refer to the September 30, 1999 Financial Statements (management discussion, statements of assets and liabilities and schedules of investments as of September 30, 1999 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the September 30, 1999 Annual Report and the unaudited March 31, 2000 financial statements contained in the March 31, 2000 Semi-annual Report. Those Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS


         As of June 30, 2000, no person known by the Trust owned of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934.


                     ---------------------------------------
                  INVESTMENT  ADVISORY  AND  OTHER  SERVICES

         Stein Roe & Farnham Incorporated provides investment management services and administrative services to the Fund. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


         The  director  of  Stein  Roe is C.  Allen Merritt,   Jr.  Mr.
 Merritt  is  Chief   Operating Officer  of   Liberty Financial.  The  business
address  of Mr.  Merritt  is 600  Atlantic  Avenue, Boston, MA 02210.


         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

         In return for its services, Stein Roe is entitled to receive a monthly administrative fee and a monthly management fee from the Fund. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                       Type

                     -----------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Administrative       ..15% up to $500, .125% next
                     $500, .10% next $500, .075%         $ 76,658     $ 81,387      $17,260
                     thereafter
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Management           .75% up to $500, .70% next
                     $500, .65% next $500, .60%           382,996      406,935       86,304
                     thereafter
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Reimbursement        Expenses exceeding 1.25%           $(94,290)   $(103,242)    $(55,876)
--------------------------------------------------------------------------------------------

         Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Funds--Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of
$315,067, $358,936 and $354,273, respectively, from the Trust for services performed under this Agreement.

                                   DISTRIBUTOR

         Shares of the Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

12b-1 Plans, Contingent Deferred Sales Charges, and Conversion of Shares

         The Trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.35% of net assets attributed to Class A shares or 0.25% of net assets attributed to Class B and Class C shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. At this time, the Distributor has voluntarily agreed to limit the Class A service and distribution fee to 0.10% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class Z shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

         The Trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

         The Fund offers five classes of shares (Class A, Class B, Class C, Class Z, and Stein Roe Midcap Growth Fund Class S). The Fund may offer other classes of shares in the future. Class Z and Stein Roe Midcap Growth Fund Class S shares are offered at net asset value and are not subject to a Rule 12b-1 fee. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee. Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.

         No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

         Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares of that Fund having an equal value, which are not subject to the distribution or service fee.

                                 TRANSFER AGENT


         SteinRoe Services Inc.  ("SSI"),  One South Wacker Drive,  Chicago,  IL
60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives fees from the Fund based on an annual rate of 0.22% of average net assets of Stein Roe Midcap Growth Fund Class S shares and 0.236% of Class A, B, C, and Z shares. The Trust believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolios.


         Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers
("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from SSI for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

         The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to the Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which the Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

         The Fund receives the entire net asset value of shares sold. For Class A shares, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

         Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

         The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value


         The net asset value per share for each Class is determined as of the close of business (normally 3:00 p.m., Central time, or 4:00 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading, except that certain classes of assets, such as index futures for which the market close occurs shortly after regular trading on the NYSE will be priced at the closing time of the markets on which they trade but in no event later than 5:00 p.m. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.

         The Fund may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which the Funds do not determine net asset value. This may significantly affect the net asset value of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which market quotations are not readily available and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.


         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

         The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Special Purchase Programs/Investor Services

         The following special purchase programs/investor services may be changed or eliminated at any time.


         Automatic Investment Plan. As a convenience to investors, shares of most funds advised by Colonial, Newport Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transgers for a fixed amount at least $50 are used to purchase a fund's shares at the public offering price next determined after the distributor receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase any day. Further information and application forms are available from the distributor.

         Automated Dollar Cost Averaging (Classes A, B, and C only). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc., and Stein Roe in which you have a current balance of at least $5000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same class of shares of funds written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal and income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum) or change your selection of funds, by telephone or in writing; if in writing to Liberty Funds Services, Inc., P.O.box 1722, Boston, MA 02105-1722.


You should consult your investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

The Distributor offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See " Programs for Reducing or Eliminating Sales Charges" for more information.


         Tax-Sheltered Retirement Plans (Classes A, B and C only). The Distributor offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs) and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account is $25. Investor's Bank & Trust Company is the Trustee of the prototype plans and charges a $18 annual fee. The annual fee will be waived if your aggregated IRA (Traditional IRA, Roth IRA and Education IRA) assets total $25,000 or more. This waiver will be based on the assets of record when the fees are assessed in December. If you close your account during the year, the Distributor will not aggregate the IRAs and you will be subject to that year's annual fee per IRA regardless of total assets. Further Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

         Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.


         Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

         Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must in the same name as the shareholder's existing open account with the particular Fund. Call for more information at 1-800-422-3737.

Programs for Reducing or Eliminating Sales Charges


         Right of Accumulation and Statement of Intent (Class A shares only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc., and Stein Roe or distributed by the Distributor (such funds hereinafter referred to as "Liberty Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Liberty Fund's Class A shares held by the shareholder (except shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty Fund other than a money market fund and Class B, C, T and Z shares).


         The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Liberty Fund may terminate or amend this right of Accumulation.

         Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, S, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Liberty Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

         Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

         Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Privileges of Adviser Employees, FSFs or Intermediaries (Class A shares only). Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

         Sponsored Arrangements (Class A shares only). Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         Class A shares may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.

         Waiver of Contingent Deferred Sales Charges (Class A accounts in excess of $1,000,000, and Classes B and C). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:

1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.

6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after September 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in the Fund for at least two years.

         The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares

         Shares may be sold on any day the NYSE is open, either directly to the Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days from the date or purchase in order to protect the Fund against financial losses and dilution in net asset value that might be caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

         To sell shares directly to the Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.

         FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

         Systematic Withdrawal Plan (Class A, B and C shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover plan payments, as redemptions from the earliest purchased Fund shares in the shareholder's account. No contingent deferred sales charges apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B or C share account may do so but will be subject to a contingent deferred sales charge ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

         A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

         Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

         Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares

         With respect to Class A, Class B and Class C shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Liberty Funds. With respect to Class A shares, for a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Liberty Municipal Money Market Fund or Liberty Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Liberty Funds. For more information on the Liberty Funds, see your FSF or Intermediary or call (800) 345-6611.

         With respect to Class Z shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust. Shares may be exchanged on the basis of the net asset value per share at the time of exchange and only one "round-trip" exchange of Class C shares may be made per three-month period, measured from the date of the initial purchase. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Liberty Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.

         By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

         An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         The Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund and their shareholders to maintain assets in each of the countries in which the Fund invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. The Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Fund may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The independent accountants for the Fund are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.

o  Fundamental  Industry   Analysis--industry-specific   fundamental  investment
research.

o    Fixed Income  Security  Analysis--data  and  analytical  tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

o    Other Specialized  Tools--other  specialized products,  such as specialized
     economic   consulting   analyses  and  attendance  at  investment  oriented
     conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

  The table below shows information on brokerage commissions paid by the Fund :

                                                                                       ----------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total amount of brokerage commissions paid during fiscal year ended 9/30/99                     $116,715
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
   Amount of commissions paid to brokers or dealers who supplied research services to
   Stein Roe                                                                                      77,167
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
   Total dollar amount involved in such transactions (000 omitted)                                72,988
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total amount of brokerage commissions paid during fiscal year ended 9/30/98                       67,521
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total amount of brokerage commissions paid during fiscal year ended 9/30/97                       38,375
---------------------------------------------------------------------------------------------------------


 .........The  Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board
of  Trustees  has  reviewed  the  legal  developments   pertaining  to  and  the
practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.


       During the last fiscal year, the Fund did not hold any securities issued by one or more of its regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

         The Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE

         The Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

       Where:      P       =   a hypothetical initial payment of $1,000
                   T       =   average annual total return
                   n       =   number of years
                   ERV         =  ending  redeemable  value  of  a  hypothetical
                               $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

The total return performance as of September 30, 1999 was:*

                    Total Return

                     Percentage

1 year                  20.17%
Life of Fund**          10.47
           ---------

           *Performance information is based on Stein Roe Midcap Growth Fund Class S. **Since inception on June 30, 1997.

         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN

Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily

Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average             New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index        American Stock Exchange Composite Index
Standard & Poor's 400 Industrials        Nasdaq Composite
Russell 2000 Index                       Nasdaq Industrials
Wilshire 5000
   (These indexes are widely recognized       (These indexes generally reflect
   indicators of general U.S. stock market    the performance of stocks traded
   results.)                                  in the indicated markets.)

         In addition, the Fund may compare performance to the indicated benchmarks:

------------------------------------------------------
                      Benchmark

------------------------------------------------------
------------------------------------------------------
Lipper Capital Appreciation Fund Average

------------------------------------------------------
------------------------------------------------------
Lipper Capital Appreciation Fund Index

------------------------------------------------------
------------------------------------------------------
Lipper Equity Fund Average

------------------------------------------------------
------------------------------------------------------
Lipper General Equity Fund Average

------------------------------------------------------
------------------------------------------------------
Morningstar Aggressive Growth Fund Average

------------------------------------------------------
------------------------------------------------------
Morningstar All Equity Funds Average

------------------------------------------------------
------------------------------------------------------
Morningstar Domestic Stock Average

------------------------------------------------------
------------------------------------------------------
Morningstar Equity Fund Average

------------------------------------------------------
------------------------------------------------------
Morningstar General Equity Average*
------------------------------------------------------
------------------------------------------------------
Value Line Index (Widely recognized indicator of performance of small-and medium sized company stocks)

------------------------------------------------------

                             *Includes Morningstar Aggressive Growth, Growth,
                              Balanced, Equity Income, and Growth and Income Averages.

         Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting the Fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.

                                                 ----------------

         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                     Common stocks
                                     Small company stocks
                                     Long-term corporate bonds
                                     Long-term government bonds
                                     Intermediate-term government bonds
                                     U.S. Treasury bills
                                     Consumer Price Index
                                               ---------------------

       The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)


                 Tax-Deferred Investment vs. Taxable Investment
Interest Rate              6%            8%          10%           6%            8%           10%
     Compounding

        Years                 Tax-Deferred Investment                    Taxable Investment
        -----                 -----------------------                    ------------------
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM program and asset allocation and other investment strategies.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                                                   ------------

--------
1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

2 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

3 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

4 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

--------------------------------------------------------------------------------
LIBERTY DISCIPLINED STOCK FUND CLASS A                PROSPECTUS, AUGUST 1, 2000
--------------------------------------------------------------------------------

STEIN ROE DISCIPLINED STOCK FUND

Advised by Stein Roe & Farnham Incorporated


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime



--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal................................................................2

Principal Investment Strategies................................................2

Principal Investment Risks.....................................................3

Performance History............................................................4

Your Expenses..................................................................5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------

How to Buy Shares..............................................................6

Sales Charges..................................................................7

How to Exchange Shares.........................................................9

How to Sell Shares.............................................................9

Fund Policy on Trading of Fund Shares..........................................

Distribution and Service Fees.................................................10

Other Information About Your Account..........................................11

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor............................................................14

Portfolio Managers............................................................14

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          15
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                          17
--------------------------------------------------------------------------------


-----------------
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
-----------------

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests all of its assets in SR&F Disciplined Stock Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks of U.S. companies. The Portfolio emphasizes companies with medium market capitalizations but may invest in companies of any size including smaller capitalization companies. The Portfolio may also invest up to 25% of its assets in foreign stocks. In selecting investments for the Fund, the advisor uses a bottom-up, fundamental analysis to find well-managed businesses selling at very attractive valuations. The advisor will generally avoid growth stocks with very high relative price/earnings ratios and growth rates.

The advisor may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

DEFINING CAPITALIZATION. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of June 30, 2000, large cap companies had market capitalizations greater than $10.5 billion, mid cap companies had market capitalizations between $1.7 and $10.5 billion, and small cap companies had market capitalizations less than $1.7 billion. These amounts are subject to change


                                                                             ---
                                                                               2

THE FUND


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described below) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


                                                                             ---
                                                                               3

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P MidCap 400 Index, an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR-YEAR TOTAL RETURNS (CLASS S)*
--------------------------------------------------------------------------------

                                  [BAR GRAPH]

1990                     (5.81)%
1991                     34.04%
1992                     14.05%
1993                     20.42%
1994                     (3.35)%
1995                     18.73%
1996                     18.81%
1997                     25.94%
1998                    (11.25)%
1999                     10.51%


The Fund's year-to-date total return through June 30, 2000 was 5.87%.

For period shown in bar chart:
Best quarter: 2nd quarter 1999, +20.87%
Worst quarter: 3rd quarter 1998, -18.13 %


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999*
--------------------------------------------------------------------------------

                                           1 YEAR         5 YEARS        10 YEARS

Disciplined Stock Fund Class S (%)         10.51           11.74          11.31
----------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                   14.72           23.05          17.32


* Because Class A shares have not commenced operations, the bar chart and annual total returns are shown for Class S shares, the existing fund class.


                                                                             ---
                                                                               4

THE FUND

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of the Fund. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A
Maximum sales charge (load) on purchases
(as a percentage of the offering price)                5.75
--------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                             1.00(2)
--------------------------------------------------------------
Redemption fee(3) (as a percentage of amount           None
redeemed, if applicable)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A
Management fee  (%)                                    0.87
--------------------------------------------------------------
Distribution and service (12b-1) fees (%) (4)          0.35
--------------------------------------------------------------
Other expenses (%) (5)                                 0.29
--------------------------------------------------------------
Total annual fund operating expenses (%)               1.51

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

 Class A                                   $720       $1,025      $1,351      $2,273

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A would be 0.25% and the total annual Fund operating expenses would be 1.44%.

(5)  Other expenses are based on the Fund's Class S shares.

                                                                             ---
                                                                               5

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS(1)

Initial Investment................$1,000
Subsequent Investments............$   50
Automatic Investment Plan*........$   50
Retirement Plans*.................$   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, SteinRoe Services
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to SteinRoe
                      Services Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic funds  You may purchase shares by electronically transferring money
 transfer             from your bank account to your fund account by calling
                      1-800-422-3737.  Your money may take up to two business days to be invested.  You must set up this feature prior to your
                      telephone request.  Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of another fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

                                                                             ---
                                                                               6

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase or a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                          % OF PUBLIC
                                                                           OFFERING
                                              AS A % OF       AS A %         PRICE
                                             THE PUBLIC       OF NET      RETAINED BY
                                              OFFERING        AMOUNT       FINANCIAL
AMOUNT OF PURCHASE                              PRICE        INVESTED    ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from Liberty Funds Distributor, Inc. (Distributor) as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25(2)


(1) Class A shares bought without an initial sales charge in accounts aggregating between $1 million and $5 million at the time of purchase may be subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 12 months of purchase causes the value of the accounts to fall below the $5 million level. The 12-month period begins on the first day of the month.

(2)  Paid over 12 months but only to the extent the shares remain outstanding.


                                                                             ---
                                                                               7

YOUR ACCOUNT


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at the next-determined NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15


                                                                             ---
                                                                               8
days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------

 METHOD               INSTRUCTIONS

 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                      1-800-345-6611.
 -------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to SteinRoe Services Inc., c/o
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
 -------------------------------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annual basis if your account balance is at least $5,000 and have the proceeds
                      sent to you. This feature is not available if you hold
                      your shares in certificate form. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemption, or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern or short-term of excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

                                                                             ---
                                                                               9

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual distribution and service fees may equal up to 0.35% for Class A shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.


                                                                             ---
                                                                              10

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value, (plus any applicable sales charge) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing the class's total net assets by the number of the class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


                                                                             ---
                                                                              11

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the Distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

 Dividend income      Represents interest and dividends earned from securities held by the Fund
 -------------------------------------------------------------------------------------
 Capital gains        Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Fund for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(1)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(1):

 -   send the check to your address of record
 -   send the check to a third party address
 -   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


(1) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---
                                                                              12

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local and foreign income tax.

                                                                            ----
                                                                              13

--------------------------------------------------------------------------------
MANAGING THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932. As of June 30, 2000, Stein Roe managed over [$29.7] billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the fiscal year ended September 30, 1999, the Fund paid 0.87% of average net assets in fees to Stein Roe.

Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
DANIEL K. CANTOR joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania. He has managed the Fund and Portfolio since May 1999.

JEFFREY C. KINZEL joined Stein Roe in 1991. He has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania. He has co-managed the Fund since November 1999.


                                                                             ---
                                                                              14

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 150% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio.


                                                                             ---
                                                                              15

If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.


                                                                             ---
                                                                              16

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Fund. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown for the Fund's last five fiscal years. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. The information for the period ending March 31, 2000 is unaudited. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND(a)
--------------------------------------------------------------------------------


                                                     (Unaudited)
                                                   Six months ended
                                                       March 31,                        Years ended September 30,
                                                         2000            1999         1998        1997        1996         1995

                                                                        Class S      Class S     Class S     Class S      Class S
 Net asset value --
 Beginning of period ($)                                22.61            24.48        33.79       27.39       25.26        23.54
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)
 Net investment income (loss) (a)                        0.05             0.17         0.07       (0.06)       0.01         0.13
------------------------------------------------------------------------------------------------------------------------------------
 Net gains(losses) on securities
 (both realized and unrealized)                          1.55             2.64        (6.06)       8.57        4.14         3.05
------------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations                 1.60             2.81        (5.99)       8.51        4.15         3.18
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 Dividends (from net investment income)                 (0.11)           (0.11)          --          --       (0.11)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions (from capital gains)                     (5.00)           (4.57)       (3.32)      (2.11)      (1.91)       (1.31)
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (5.11)           (4.68)       (3.32)      (2.11)      (2.02)       (1.46)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $19.10           $22.61       $24.48      $33.79      $27.39       $25.26
------------------------------------------------------------------------------------------------------------------------------------
 Total return                                            9.53%(e)        13.57%      (19.17)%     33.67%      17.89%       14.60%
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000
 omitted) )                                          $518,318         $593,526     $911,650  $1,327,578  $1,158,498   $1,201,469
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to
 average net assets                                      1.22%(d)         1.16%(b)     1.13%       1.14%       1.18%        1.02%
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss)
 to average net assets                                   0.53%(d)         0.63%(b)     0.21%      (0.17%)      0.03%        0.56%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  N/A              N/A          N/A           7%(c)      32%(c)       41%(c)

(a) Per share data was calculated using average shares outstanding during the year.

(b) During the year ended September 30, 1999,the Fund experienced a one-time reduction in its expenses of nine basis points as a result of expenses accrued in a prior period. The Fund's ratio disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

(c)  Prior to commencement of operations of the Portfolio.

(d)  Annualized

(e)  Not annualized


                                                                             ---
                                                                              17

--------------------------------------------------------------------------------
                                      NOTES
--------------------------------------------------------------------------------

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                                                                             ---
                                                                              18

NOTES


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                                                                             ---
                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978
- Stein Roe Disciplined Stock Fund


--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

          Liberty Funds Distributor, Inc. (c)1999
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com

--------------------------------------------------------------------------------
LIBERTY LARGE COMPANY FOCUS FUND CLASS A              PROSPECTUS, AUGUST 1, 2000
--------------------------------------------------------------------------------


STEIN ROE LARGE COMPANY FOCUS FUND

Advised by Stein Roe & Farnham Incorporated

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal..............................................................  2
Principal Investment Strategies..............................................  2
Principal Investment Risks ..................................................  3
Performance History .........................................................  4
Your Expenses................................................................  5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------
How to Buy Shares ...........................................................  6
Sales Charges ...............................................................  7
How to Exchange Shares.......................................................  9
How to Sell Shares ..........................................................  9
Fund Policy on Trading of Fund Shares........................................
Distribution and Service Fees ............................................... 10
Other Information About Your Account......................................... 11

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------
Investment Advisor........................................................... 14
Portfolio Manager............................................................ 14

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          15
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          17
--------------------------------------------------------------------------------


-----------------
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
-----------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

DEFINING CAPITALIZATION. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of June 30, 2000, large cap companies had market capitalizations greater than $10.5 billion, mid cap companies had market capitalizations between $1.7 and $10.5 billion, and small cap companies had market capitalizations less than $1.7 billion. These amounts are subject to change


                                                                             ---

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described below) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" Fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's net asset value and cause the Fund's net asset value to fluctuate more than the net asset value of diversified growth funds.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

Information on other securities and risks appears under "Other Investment Strategies and Risks."

                                                                             ---
                                                                               3

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURNS show the Fund's Class S share performance for the last complete calendar year. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's Class S share performance over the past one-year period and the life of the Fund. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


--------------------------------------------------------------------------------
CALENDAR-YEAR TOTAL RETURNS (CLASS S)*
--------------------------------------------------------------------------------

                                    [CHART]

1999...................................................... 37.99%


                                       For period shown in bar chart:

The Fund's year-to-date total return
through June 30, 2000 was 1.03%.       Best quarter:  4th quarter 1999, +20.90

                                       Worst quarter: 3rd quarter 1990, -12.87%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999*
--------------------------------------------------------------------------------


                                                           SINCE
                                                         INCEPTION
                                                         (JUNE 26,
                                           1 YEAR         1998)**
Large Company Focus Fund, Class S (%)      37.99           26.36
-------------------------------------- --------------- --------------
S&P 500 Index (%)                          21.03           20.46

* Because Class A shares have not commenced operations, the bar chart and annual total return are shown for Class S, existing Fund class.
** Since inception performance for the S&P 500 Index is from June 30, 1998 to
  December 31, 1999.

                                                                             ---
                                                                               4

THE FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of the Fund. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% return for each year

- Fund operating expenses remain the same


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A
Maximum sales charge (load) on purchases
(as a percentage of the offering price)                5.75
--------------------------------------------------- -----------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                            1.00(2)
--------------------------------------------------- -----------
Redemption fee(3) (as a percentage of amount           None
redeemed, if applicable)


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A
Management fee (%)                                     0.90
--------------------------------------------------- -----------
Distribution and service (12b-1) fees (%) (4)          0.35
--------------------------------------------------- -----------
Other expenses (%) (5)                                 0.71
--------------------------------------------------- -----------
Total annual fund operating expenses (%)               1.96
--------------------------------------------------- -----------
Expense reimbursement (%)   6)                        (0.11)
--------------------------------------------------- -----------
Net expenses (%)                                       1.85


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

 CLASS                 1 YEAR     3 YEARS     5 YEARS     10 YEARS

 Class A                $752       $1,145      $1,562      $2,721


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A would be 0.25% and the total annual Fund operating expenses would be 1.75%.

(5) Other expenses are based on the Fund's Class S shares.

(6) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.50% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.79%. A reimbursement lowers the expense ratio and increases overall return to investors.

                                                                             ---

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

Initial Investment .................... $1,000

Subsequent Investments.................    $50

Automatic Investment Plan* ............    $50

Retirement Plans*......................    $25

* The initial investment of $1,000 is waived on this plan.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
--------------------  -----------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, SteinRoe Services
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
--------------------  -----------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to SteinRoe
                      Services Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------  -----------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------  -----------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your fund account. To wire funds to your
                      fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
--------------------  -----------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring money
funds transfer        from your bank account to your fund account by calling
                      1-800-422-3737.  Your money may take up to two business days to be invested.  You must set up this feature prior to your
                      telephone request.  Be sure to complete the appropriate section of the application.
--------------------  -----------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
--------------------  -----------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of another fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

                                                                             ---

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase or a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                          % OF PUBLIC
                                                                           OFFERING
                                              AS A % OF       AS A %         PRICE
                                             THE PUBLIC       OF NET      RETAINED BY
                                              OFFERING        AMOUNT       FINANCIAL
AMOUNT OF PURCHASE                              PRICE        INVESTED    ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
------------------------------------------- -------------- ------------- --------------
$50,000 to less than $100,000                   4.50           4.71          3.75
------------------------------------------- -------------- ------------- --------------
$100,000 to less than $250,000                  3.50           3.63          2.75
------------------------------------------- -------------- ------------- --------------
$250,000 to less than $500,000                  2.50           2.56          2.00
------------------------------------------- -------------- ------------- --------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
------------------------------------------- -------------- ------------- --------------
$1,000,000 or more(1)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from Liberty Funds Distributor, Inc. (Distributor) as follows:


--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %
--------------------------------------------------------------------------------
First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25(2)

(1) Class A shares bought without an initial sales charge in accounts aggregating between $1 million and $5 million at the time of purchase may be subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 12 months of purchase causes the value of the accounts to fall below the $5 million level. The 12-month period begins on the first day of the month.

(2) Paid over 12 months but only to the extent the shares remain outstanding.


                                                                             ---
                                                                               7

YOUR ACCOUNT

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at the next-determined net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15


                                                                             ---
                                                                               8
days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------  -----------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
--------------------  -----------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
--------------------  -----------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to SteinRoe Services Inc., c/o
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------  -----------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------  -----------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage on a monthly, quarterly or semi-annual basis if your account balance is at least $5,000 and have the proceeds
                      sent to you. This feature is not available if you hold
                      your shares in certificate form. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------  -----------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemption, or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern or short-term of excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


                                                                             ---
                                                                               9

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.35% for Class A shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value, (plus any applicable sales charge) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for Class A shares by dividing the class's total net assets by the number of the class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

                                                                             ---
                                                                              10

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the Distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend income       Represents interest and dividends earned from securities
                      held by the Fund
--------------------  ----------------------------------------------------------
Capital gains         Represents long-term capital gains on sales of
                      securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Fund for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(1)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (1)

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


(1) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ---

YOUR ACCOUNT

In general, any distributions of dividends, interest and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local and foreign income tax.


                                                                             ---
                                                                              12

--------------------------------------------------------------------------------
MANAGING THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932. As of June 30, 2000, Stein Roe managed over [$29.7] billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the fiscal year ended September 30, 1999, the Fund paid 0.90% of average net assets in fees to Stein Roe.

Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
David P. Brady joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago. He has managed the Fund since June 1998.



                                                                             ---
                                                                              13

OTHER INVESTMENT STRATEGIES AND RISKS

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.

initial public offerings

The Fund may invest a portion of its assets in certain types of equity securities including securities offered during a company's initial public offering (IPO). An IPO is the sale of a company's securities to the public for the first time. The market price of a security the Fund buys in an IPO may change substantially from the price the Fund paid, soon after the IPO ends. In the short term, this price change may significantly increase or decrease the Fund's total return, and therefore its performance history, after an IPO investment. This is especially so when the Fund's assets are small. However, should the Fund's assets increase, the results of an IPO investment will not cause the Fund's performance history to change as much. Although companies can be any size or age at the time of their IPO, they are often smaller in size and have a limited operating history which could create greater market volatility for the securities. The Advisor intends to limit the Fund's IPO investments to issuers whose secu rities the Fund already owns, or issuers which the Advisor has specially researched before the IPO. The Fund does not intend to invest more than 5% of its assets in IPO's and does not intend to buy them for the purpose of immediately selling (also known as flipping) the security after its public offering.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


                                                                             ---

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance of the Fund. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown for the Fund's last two fiscal periods. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 1999 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. Arthur Andersen LLP audited the Fund's financial statements for 1998. The information for the period ending March 31, 2000 is unaudited. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                    (Unaudited)
                                  Six months ended     Year ended         Period ended
                                       March 31        September 30       September 30
                                        2000              1999               1998(a)
                                       Class S           Class S             Class S
Net asset value -
Beginning of period ($)                 11.78             8.73               10.00
-----------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
 OPERATIONS($):

Net investment loss (b)                 (0.04)           (0.05)                 --
-----------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments                   2.89             3.10               (1.27)
-----------------------------------------------------------------------------------------
Total from Investment Operations         2.85             3.05               (1.27)
-----------------------------------------------------------------------------------------

DISTRIBUTIONS($):

Net realized capital gains              (0.64)              --                  --
-----------------------------------------------------------------------------------------
Net asset value -
End of period ($)                       13.99            11.78                8.73
-----------------------------------------------------------------------------------------
Total return (%)                        24.55(f)         35.05              (12.70)(d)(f)
-----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA(%):

Ratio of net expenses to average
  net assets(b)                          1.36(e)          1.49                1.50(c)(e)
-----------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets(c)                   (0.61)(e)        (0.47)              (0.12)(d)(e)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(%)(a)              57(f)            68                  21(f)
-----------------------------------------------------------------------------------------
Net assets at end of period
 (000's)($)                            71,069           59,647              44,716


(a) From commencement of operations on June 26, 1998.

(b) Per share data was calculated using average shares outstanding during the period.

(c) If the Fund paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.61% for the period ended
    September 30, 1998.

(d) Computed giving effect to the advisor's expense limitation undertaking.

(e) Annualized.

(f) Not annualized.

                                                                             ---

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------


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                                                                             ---

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978
- Stein Roe Large Company Focus Fund


--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

             Liberty Funds Distributor, Inc.(C)1999
             One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
             www.libertyfunds.com

--------------------------------------------------------------------------------
LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A            PROSPECTUS, AUGUST 1, 2000
--------------------------------------------------------------------------------

STEIN ROE CAPITAL OPPORTUNITIES FUND

Advised by Stein Roe & Farnham Incorporated


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal................................................................2

Principal Investment Strategies................................................2

Principal Investment Risks.....................................................3

Performance History............................................................4

Your Expenses..................................................................5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------

How to Buy Shares..............................................................6

Sales Charges..................................................................7

How to Exchange Shares.........................................................9

How to Sell Shares.............................................................9

Fund Policy on Trading Fund Shares............................................

Distribution and Service Fees.................................................10

Other Information About Your Account..........................................11

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor............................................................14

Portfolio Managers............................................................14

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          15
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                          17
--------------------------------------------------------------------------------


---------------------------
Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the managers concentrate on stocks of small and midcapitalization companies which they believe have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

DEFINING CAPITALIZATION. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of June 30, 2000, large cap companies had market capitalizations greater than $10.5 billion, mid cap companies had market capitalizations between $1.7 and $10.5 billion, and small cap companies had market capitalizations less than $1.7 billion. These amounts are subject to change


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described below) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.


                                                                             ---
                                                                               2

THE FUND


Small companies are more likely than larger companies to have limited product lines, operating histories, market or financial resources. They depend largely on a small management team. Stocks of small companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than larger companies. These securities may be more susceptable to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


                                                                             ---
                                                                               3

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P MidCap 400 Index, an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR-YEAR TOTAL RETURNS (CLASS S)*
--------------------------------------------------------------------------------

                                  [BAR GRAPH]

1990                    -29.09%
1991                     62.79%
1992                      2.43%
1993                     27.52%
1994                      0.00%
1995                     50.77%
1996                     20.39%
1997                      6.15%
1998                     -1.61%
1999                     40.33%

The Fund's year-to-date total return through June 30, 2000 was 7.30%.

For period shown in bar chart:

Best quarter: 4th quarter 1999, +43.85%
Worst quarter: 3rd quarter 1990, -33.14%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999*
--------------------------------------------------------------------------------

                                           1 year         5 years        10 years

Capital Opportunities Fund, Class S
(%)                                        40.33           21.61          14.90
----------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                   14.72           23.05          17.32


* Because Class A shares have not commenced operations, the bar chart and annual total returns are shown for Class S shares, the existing fund class.


                                                                             ---
                                                                               4

THE FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of the Fund. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A

Maximum sales charge (load) on purchases
(as a percentage of the offering price)                5.75
--------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                             1.00(2)
--------------------------------------------------------------
Redemption fee(3) (as a percentage of amount           None
redeemed, if applicable)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A

Management fee  (%)                                    0.89
--------------------------------------------------------------
Distribution and service (12b-1) fees (%) (4)          0.35
--------------------------------------------------------------
Other expenses (%) (5)                                 0.30
--------------------------------------------------------------
Total annual Fund operating expenses(%)                1.54

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

 Class A                                   $723       $1,033      $1,366      $2,304


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A would be 0.25% and the total annual Fund operating expenses would be 1.44%.

(5)  Other expenses are based on the Fund's Class S shares

                                                                             ---

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

Initial Investment................$1,000
Subsequent Investments............$50
Automatic Investment Plan*........$50
Retirement Plans*.................$25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
 -------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, SteinRoe Services
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
 -------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to SteinRoe
                      Services Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 -------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------------------------------------------------------------------------
 By electronic funds  You may purchase shares by electronically transferring money
 transfer             from your bank account to your fund account by calling
                      1-800-422-3737. Your money may take up to two business days to be invested. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate section of the application.
 -------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
 -------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.


                                                                             ---
                                                                               6

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase or a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                          % OF PUBLIC
                                                                           OFFERING
                                              AS A % OF       AS A %         PRICE
                                             THE PUBLIC       OF NET      RETAINED BY
                                              OFFERING        AMOUNT       FINANCIAL
AMOUNT OF PURCHASE                              PRICE        INVESTED    ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from Liberty Funds Distributor, Inc. (Distributor) as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25(2)


(1) Class A shares bought without an initial sales charge in accounts aggregating between $1 million and $5 million at the time of purchase may be subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 12 months of purchase causes the value of the accounts to fall below the $5 million level. The 12-month period begins on the first day of the month.

(2)  Paid over 12 months but only to the extent the shares remain outstanding.


                                                                             ---
                                                                               7

YOUR ACCOUNT


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at the next-determined NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15


                                                                             ---
                                                                               8

YOUR ACCOUNT


days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

 METHOD               INSTRUCTIONS

 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                      1-800-345-6611.
 -------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to SteinRoe Services Inc., c/o
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
 -------------------------------------------------------------------------------------
 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annual basis if your account balance is at least $5,000 and have the proceeds
                      sent to you. This feature is not available if you hold
                      your shares in certificate form. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemption, or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern or short-term of excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


                                                                             ---
                                                                               9

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual distribution and service fees may equal up to 0.35% for Class A shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value, (plus any applicable sales charge) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for Class A shares by dividing the class's total net assets by the number of the class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


                                                                             ---
                                                                              10

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the Distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTION
--------------------------------------------------------------------------------

 Dividend income      Represents interest and dividends earned from securities held by the Fund
 -------------------------------------------------------------------------------------
 Capital gains        Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Fund for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(1)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(1):

 -   send the check to your address of record
 -   send the check to a third party address
 -   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


(1) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                             ---
                                                                              11

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local and foreign income tax.


                                                                             ---
                                                                              12

--------------------------------------------------------------------------------
                               MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Fund. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the fiscal year ended September 30, 1999, the Fund paid 0.89% of average net assets in fees to Stein Roe.

Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Steve D. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University. He has managed the Fund since joining Stein Roe in November 1999.

David P. Brady joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago. He has managed the Fund since May 1999.


                                                                             ---
                                                                              13

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 150% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


                                                                             ---
                                                                              14

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance of the Fund. Because Class A shares have not commenced operations, the Fund's Class S shares, the Fund's existing class is shown. Information is shown for the Fund's last five fiscal years. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 1999 which is unaudited) has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. Arthur Andersen LLP audited the financial statements for years 1995 through 1998. The information for the period ending March 31, 2000 is unaudited. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                     (Unaudited)
                                                   Six months ended
                                                       March 31,                     Years ended September 30,
                                                         2000            1999         1998        1997        1996       1995(a)

                                                                        Class S      Class S     Class S     Class S      Class S
 Net asset value --
 Beginning of period                                    $28.64           $25.25      $29.10      $31.04       $21.69      $15.79
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($)
 Net investment income (loss) (b)                        (0.17)           (0.17)      (0.25)      (0.17)       (0.06)       0.01
------------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities
 (both realized and unrealized)                          18.50             3.56       (3.60)      (1.77)       10.41        5.91
------------------------------------------------------------------------------------------------------------------------------------
 Total income from investment operations                 18.33            03.39       (3.85)      (1.94)       10.35        5.92
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS
 Dividends (from net investment income)                     --               --          --          --        (0.01)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions (from capital gains)                      (3.99)              --          --          --        (0.99)         --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                     (3.99)              --          --          --        (1.00)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period                                          $42.98           $28.64      $25.25      $29.10       $31.04      $21.69
------------------------------------------------------------------------------------------------------------------------------------
 Total return (b)                                        69.12%(e)        13.43%     (13.23)%     (6.25)%      49.55%      37.46%
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000
 omitted)                                              635,418         $411,347    $681,133  $1,110,642   $1,684,538    $242,381
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net
 assets                                                   1.19(d)          1.19%(c)    1.20%       1.17%        1.22%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss)
 to average net assets                                   (0.93)%(d)       (0.72)%(c)  (0.72)%     (0.69)%      (0.40)%      0.08%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    78%(e)           88%         47%         35%          22%         60%


(a) All per share amounts reflect a two-for-one stock split effective August 25, 1995.

(b) Per share date was calculated using average shares outstanding during the period.

(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reductions.

(d)  Annualized

(e)  Not annualized


                                                                             ---
                                                                              15

--------------------------------------------------------------------------------
                                      NOTES
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                                                                             ---
                                                                              16

NOTES


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                                                                             ---
                                                                              17

NOTES


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                                                                             ---
                                                                              18

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978
- Stein Roe Capital Opportunities Fund


--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

          Liberty Funds Distributor, Inc. (c)1999
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com

LIBERTY SMALL COMPANY GROWTH FUND CLASS A             PROSPECTUS, AUGUST 1, 2000



STEIN ROE SMALL COMPANY GROWTH FUND

Advised by Stein Roe & Farnham Incorporated



TABLE OF CONTENTS

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime

NOT FDIC INSURED

MAY LOSE VALUE
NO BANK GUARANTEE



TABLE OF CONTENTS

THE FUND ...............................2

-----------------------------------------

Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks..............3

Performance History.....................4

Your Expenses...........................5

YOUR ACCOUNT                            6
-----------------------------------------

How to Buy Shares.......................6

Sales Charges...........................7

How to Exchange Shares..................9

How to Sell Shares......................9

Fund Policy on Trading Fund Shares

Distribution and Service Fees..........10

Other Information About Your Account...11

MANAGING THE FUND .....................14

-----------------------------------------

Investment Advisor.....................14

Portfolio Manager......................14

-----------------------------------------

OTHER INVESTMENT
STRATEGIES AND RISKS                   15
-----------------------------------------

FINANCIAL HIGHLIGHTS ..................17

-----------------------------------------

                                    THE FUND



INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are -- or, in the portfolio manager's judgment, have the potential to be -- a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

DEFINING CAPITALIZATION. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (mid cap) or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Morningstar, Inc.

Morningstar ranks stocks as follows: the top 5% of the 5000 largest domestic stocks in Morningstar's equity database are classified as large cap, the next 15% of the 5000 are classified as mid cap, and the remaining 80% (as well as companies that fall outside the largest 5000) are classified as small cap. As of June 30, 2000, large cap companies had market capitalizations greater than $10.5 billion, mid cap companies had market capitalizations between $1.7 and $10.5 billion, and small cap companies had market capitalizations less than $1.7 billion. These amounts are subject to change

THE FUND



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described below) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

The securities issued by mid-capitalization companies may have more risk than than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Smaller companies are more likely than larger comapnies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

Information on other securities and risks appears under "Other Investment Strategies and Risks."

THE FUND



UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last three complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's Class S share performance over the past one-year period and the life of the Fund. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P SmallCap 600 Index, an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


                    CALENDAR-YEAR TOTAL RETURNS * (CLASS S)

1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                                                                      19.93%    7.85%     50.91%

The Fund's year-to-date total return through

June 30, 2000 was -6.13%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +36.33%

Worst quarter:  3rd quarter 1998, -19.32%

THE FUND



      AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999*

                                                           SINCE
                                                         INCEPTION
                                                         (MARCH 25,
                                            1 YEAR          1996)
--------------------------------------  ---------------  --------------
Small Company Growth Fund, Class S
(%)*                                       50.91           24.06
--------------------------------------  ---------------  --------------
S&P SmallCap 600 Index (%)**               12.41           13.33
--------------------------------------  ---------------  --------------

* On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares consisting of Class A, Class B, and Class C shares. The performance information contained in the chart and total returns prior to February 2, 1999 are based on the historical returns of the Predecessor Fund's Class A shares, which unlike the Fund had a 0.25% 12b-1 fee. This chart does not reflect the sales load of the Predecessor Fund's Class A shares. Performance information after February 2, 1999 is based on the historical returns for the Fund's Class S shares.

**Since inception performance is from March 31, 2000 to December 31, 2000.

THE FUND



UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of both the Fund. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions.



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


  SHAREHOLDER FEES(1)   (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A
Maximum sales charge (load) on purchases
(as a percentage of the offering price)                 5.75
---------------------------------------------------  -----------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                              1.00(2)
---------------------------------------------------  -----------
Redemption fee(3) (as a percentage of amount
redeemed, if applicable)                                None

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A
Management fee  (%)                                    1.00
--------------------------------------------------- -----------
Distribution and service (12b-1) fees (%) (4)          0.35
--------------------------------------------------- -----------
Other expenses (%) (5)                                 2.73
--------------------------------------------------- -----------
Total annual Fund operating expenses(%)                4.08
--------------------------------------------------- -----------
Expense reimbursement(%) (6)                           2.23
--------------------------------------------------- -----------
Net expenses(%)                                        1.85

  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 -----                                    ------     -------     -------     --------
 Class A                                   $752       $1,553      $2,368      $4,473

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3) Management fees reflect increases effective February 1999. In addition, the Predecessor Fund's 12b-1 fee of 0.25% and load of 5.75% were eliminated effective February 1999.

(4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A would be 0.25% and the total annual Fund operating expenses would be 1.75%.

(5)  Other expenses are based on the Fund's Class S shares.

(6) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.50% of average daily net assets. This commitment expires on January 31, 2001. After reimbursement, management fees will be 0.0% and other expenses will be 1.50%. A reimbursement lowers the expense ratio and increases overall return to investors.

                                  YOUR ACCOUNT



INVESTMENT MINIMUMS

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Investment Plan*........$50
Retirement Plans*.................$25

* The initial investment of $1,000 is waived on this plan.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD               INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
 -------------------- -----------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, SteinRoe Services
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                      MA 02105-1722.
 -------------------- -----------------------------------------------------------------
By check
(existing account)    For existing accounts, fill out and return the additional
                      investment stub included in your quarterly statement, or send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to SteinRoe Services
                      Inc., c/o Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------- -----------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 -------------------- -----------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account.  To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 -------------------- -----------------------------------------------------------------
 By electronic
 funds transfer       You may purchase shares by electronically transferring money from your bank account to your fund account by calling 1-800-422-3737.
                      Your money may take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
 -------------------- -----------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer.  Be sure to complete the appropriate section of the application for this feature.
 -------------------- -----------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of another fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase or a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                          % OF PUBLIC
                                                                           OFFERING
                                              AS A % OF       AS A %         PRICE
                                             THE PUBLIC       OF NET      RETAINED BY
                                              OFFERING        AMOUNT       FINANCIAL
AMOUNT OF PURCHASE                              PRICE        INVESTED    ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
------------------------------------------- -------------- ------------- --------------
$50,000 to less than $100,000                   4.50           4.71          3.75
------------------------------------------- -------------- ------------- --------------
$100,000 to less than $250,000                  3.50           3.63          2.75
------------------------------------------- -------------- ------------- --------------
$250,000 to less than $500,000                  2.50           2.56          2.00
------------------------------------------- -------------- ------------- --------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
------------------------------------------- -------------- ------------- --------------
$1,000,000 or more(1)                           0.00           0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from Liberty Funds Distributor, Inc. (Distributor) as follows:


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-------------------------------------------- ------------------------------------------
Next $2 million                                                0.50
-------------------------------------------- ------------------------------------------
Over $5 million                                                0.25(2)

(1) Class A shares bought without an initial sales charge in accounts aggregating between $1 million and $5 million at the time of purchase may be subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase.

     Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 12 months of purchase causes the value of the accounts to fall below the $5 million level. The 12-month period begins on the first day of the month.

(2)  Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at the next-determined NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in good form). However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15

YOUR ACCOUNT


days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD               INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.

 By exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.

 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.

 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to SteinRoe Services Inc., c/o
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.

 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annual basis if your account balance is at least $5,000 and have the proceeds
                      sent to you. This feature is not available if you hold
                      your shares in certificate form. Be sure to complete the
                      appropriate section of the account application for this
                      feature.

 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading. Excessive purchases, redemption, or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern or short-term of excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.35% for Class A shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value, (plus any applicable sales charge) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for Class A shares by dividing the class's total net assets by the number of the class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT


SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the Distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

 Dividend income      Represents interest and dividends earned from securities held by the Fund

 Capital gains        Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Fund for a 12-month period or less.


DISTRIBUTION OPTIONS Income dividends are declared and paid quarterly. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund

 Receive dividends in cash (see options below) and reinvest capital gains(1)

 Receive all distributions in cash (with one of the following options) (1)

 - send the check to your address of record

 - send the check to a third party address

 - transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT



In general, any distributions of dividends, interest and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local and foreign income tax.

MANAGING THE FUNDS


INVESTMENT ADVISOR

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Fund. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the fiscal year ended September 30, 1999, the Fund paid 1.00% of average net assets in fees to Stein Roe.

Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER

WILLIAM M. GARRISON has been employed by Stein Roe since 1989 as an equity research analyst and is a vice president. He earned an A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago. He has managed the Fund since September 1998.

OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.

SHORT SALES

The Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 150% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS

When Stein Roe believes that a temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM

The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Fund. Because Class A shares have not commenced operations, the Fund's Class S shares, the existing class is shown. Information is shown for the Fund's last five fiscal years. The fiscal year ran from July 1 to June 30 through June 30, 1999 when it was changed to September 30. Information through June 30, 1998 has been derived from the financial statements of Colonial Aggressive Growth Fund (Predecessor Fund). Certain information reflects financial results for a single Class A share of the Predecessor Fund outstanding throughout the period from March 31, 1996 through June 30, 1998. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for all periods has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. The information for the period ending March 31, 2000 is unaudited. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                          (Unaudited)
                                        Six months ended  Period ended                                             Period ended
                                           March 31,      September 30,         Years ended June 30,               September 30,
                                             2000            1999(i)       1999          1998          1997           1996(b)

                                                             Class S       Class S       Class S       Class S         Class S
Net asset value--
Beginning of period ($)                       13.50          12.790         14.390       12.650        11.300          10.110
                                             ---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss (a)(g)                    (0.08)         (0.031)        (0.094)      (0.143)       (0.114)         (0.016)
                                             ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                 9.61          0.741          0.194        2.783         1.484           1.206
                                             ---------------------------------------------------------------------------------
Total from Investment Operations               9.53          0.710          0.100        2.640         1.370           1.190
                                             =================================================================================

LESS DISTRIBUTIONS ($):
Net investment income                            --             --             --           --         (0.005)            --
                                             ---------------------------------------------------------------------------------
Net realized capital gains                    (1.01)            --          (1.700)      (0.900)       (0.015)            --
                                             ---------------------------------------------------------------------------------
Total Distributions                           (1.01)            --          (1.700)      (0.900)       (0.020)            --
                                             =================================================================================
Net asset value--
End of period ($)                             22.02          $13.500        $12.790      $14.390       $12.650         $11.300
                                             ---------------------------------------------------------------------------------
Total return (%) (c)(d)                       74.23(e)        5.55%(e)       1.71%       21.56%        12.14%          11.77%(e)
                                             =================================================================================

RATIOS/SUPPLEMENTAL DATA (%):
Ratio of net expenses to
average net assets (h)                         1.50(f)        1.50%(f)       1.52%        1.55%         1.55%           1.55%(f)
                                             ---------------------------------------------------------------------------------
Fees and expenses borne by
the investment advisor(h)                        --           2.23%(f)       2.53%        2.21%         2.57%           1.38%(f)
                                             ---------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (h)                     (0.92)(f)      (0.93%)(f)     (0.78%)      (1.04%)       (0.99%)         (0.58%)(f)
                                             ---------------------------------------------------------------------------------
Portfolio turnover rate (%)                      77(e)          27%(e)        105%          70%           54%              0%(e)
                                             ---------------------------------------------------------------------------------
Net assets at end of period (000's) ($)       29,503         $9,913         $9,293       $3,867        $3,185          $2,826

FINANCIAL HIGHLIGHTS






(a) Net of fees and expenses waived or borne by the investment adviser which amounted to $0.073 for the period ended 9/30/99, $0.305, $0.301, $0.297, respectively, for the years ended 6/30/99, 6/30/98, 6/30/97 and $0.038 for period ended 6/30/96.

(b) The Predecessor Fund commenced operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f)      Annualized.

(g) Per share data was calculated using average shares outstanding during the period.

(h) The benefit derived from custody credits and directed brokerage arrangements had no impact.

(i) The Fund changed its fiscal year end from June 30 to September 30. Information presented is for the period July 1, 1999 through September 30, 1999.

NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978

- Stein Roe Small Company Growth Fund


[LIBERTY FUNDS LOGO]

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy or shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



            Statement of Additional Information Dated August 1, 2000

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST

                     One Financial Center, Boston, MA 02111

                                  800-338-2550

                      Stein Roe Capital Opportunities Fund-

                      Liberty Capital Opportunities Fund Class A

                        Stein Roe Disciplined Stock Fund-

                      Liberty Disciplined Stock Fund Class A

                       Stein Roe Large Company Focus Fund-

                      Liberty Large Company Focus Fund Class A

                      Stein Roe Small Company Growth Fund-

                     Liberty Small Company Growth Fund Class A

                     (each a Fund, collectively, the "Funds")

         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with each Fund's Class A prospectus dated August 1, 2000, and any supplements thereto ("Prospectuses"). Financial statements, which are contained in the Funds' September 30, 1999 Annual Report, and the March 31, 2000, Semi-annual Report are incorporated by reference into this SAI. The Prospectuses, Annual Report and Semi-annual Report may be obtained at no charge by telephoning 800-338-2550.

                                TABLE OF CONTENTS

                                                                        Page

General Information and History...........................................2
Investment Policies.......................................................4
Portfolio Investments and Strategies......................................4
Investment Restrictions..................................................22
Additional Investment Considerations.....................................24
Management...............................................................25
Financial Statements.....................................................30
Principal Shareholders...................................................31
Investment Advisory and Other Services...................................31
Distributor..............................................................33
Transfer Agent...........................................................35
Purchases and Redemptions................................................35
Custodian................................................................46
Independent Accountants..................................................46
Portfolio Transactions...................................................47
Additional Income Tax Considerations.....................................52
Investment Performance...................................................53
Master Fund/Feeder Fund: Structure and Risk Factors......................58
Appendix--Ratings........................................................60

                                                GENERAL INFORMATION AND HISTORY

 .........The Funds  described  in this SAI are each a series of  Liberty-Stein
Roe Funds Investment Trust (the "Trust"). The Funds.and the dates they commenced operations are:

------------------------------------------------------------------------------------------------ ---------------------
                                             Fund                                                 Commencement date

------------------------------------------------------------------------------------------------ ---------------------
------------------------------------------------------------------------------------------------ ---------------------
Stein Roe Capital Opportunities Fund ("Capital Opportunities Fund")                                    6/10/63
------------------------------------------------------------------------------------------------ ---------------------
------------------------------------------------------------------------------------------------ ---------------------
Stein Roe Disciplined Stock Fund ("Disciplined Stock Fund")*                                           5/22/68
------------------------------------------------------------------------------------------------ ---------------------
------------------------------------------------------------------------------------------------ ---------------------
Stein Roe Large Company Focus Fund ("Large Company Focus Fund")                                        6/26/98
------------------------------------------------------------------------------------------------ ---------------------
------------------------------------------------------------------------------------------------ ---------------------
Stein Roe Small Company Growth Fund ("Small Company Growth Fund")                                       2/2/99
------------------------------------------------------------------------------------------------ ---------------------

*Prior to May 6, 1999, Stein Roe Disciplined Stock Fund was named Stein Roe Special Fund.

 ........On  February  1, 1996,  the name of the Trust was  changed to  separate
"SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust" on October 18, 1999.

 .........Each Fund offers two classes of  shares--Classes  A and S. Prior to
August 1, 2000, each Fund had a single class of shares. On July 14, 2000, the outstanding shares of each Fund were converted into Class S. On August 1, 2000,
the Funds commenced  offering Class A shares.    This SAI describes Class A
shares of the Funds. A separate SAI relates to Class S.

 .........The Trust is a Massachusetts  business trust organized  under an
Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

 .........Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

 .........Each  share of a series (or class  thereof) is entitled to  participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series (or class thereof) have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure (Disciplined Stock Fund only)

 .........Rather than invest in securities  directly,  the  Disciplined  Stock
Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a master fund have the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Disciplined Stock Fund has invested all of its assets in a separate master fund, SR&F Disciplined Stock Portfolio (the "Portfolio"), a series of SR&F Base Trust. The Portfolio commenced operations on February 3, 1997.

 .........For more information,  please refer to Master Fund/Feeder Fund:
Structure and Risk Factors. Capital Opportunities Fund, Large Company Focus Fund and Small Company Growth Fund may convert into feeder funds at some time in the future.


 .........Stein Roe & Farnham Incorporated ("Stein Roe") provides  administrative and accounting and recordkeeping services to the Funds and the Portfolio and provides investment management services to the Funds and the Portfolio.

                               INVESTMENT POLICIES

 .........The Trust and SR&F Base Trust are open-end  management  investment companies. Each Fund is diversified, (as defined in the Investment Company Act of 1940), except Large Company Focus Fund, which is non-diversified.

 .........The investment objectives and policies are described in the Prospectus under The Funds. In pursuing their objectives, each Fund and the Portfolio may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. Each investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1

                      PORTFOLIO INVESTMENTS AND STRATEGIES

 .........Unless  otherwise noted, for purposes of discussion under Portfolio
Investments and Strategies, the term "Fund" refers to each Fund and the Portfolio.

Debt Securities

 .........In pursuing its  investment  objective,  the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

 .........Investments  in debt  securities  by the Fund are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. The Fund may invest up to 35% of its net assets in debt securities, but does not expect to invest more than 5% of its net assets in debt securities that are rated below investment grade. The Fund also does not have a current intention to invest more than 5% of its total assets in investment grade debt securities.

 .........Securities   in  the  fourth  highest  grade  may  possess  speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

 .........Securities  that  are  rated  below  investment  grade  are  considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

 .........When  Stein Roe determines  that adverse market or economic  conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

 .........Consistent  with its objective, the Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

 .........Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors.
They also may be used in an effort to enhance portfolio returns.

 .........The  successful use of Derivatives  depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

 .........The Fund  currently  does not intend to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

 .........Some  mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

 .........Mortgage-backed  securities  provide  either a pro rata  interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S.
Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

 .........Non-mortgage  asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

 .........Floating rate  instruments  provide for periodic  adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

 .........By investing in convertible  securities,  the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund may purchase unrated securities or securities rated below investment grade if
the  securities  meet  Stein  Roe's  other  investment   criteria.   Convertible
securities  rated  below  investment  grade  (a)  tend to be more  sensitive  to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to
investors  than  investment  grade  convertible  securities,   common  stock  or
conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

 .........The Fund may  invest  up to 25% of its  total  assets  in  foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.

 .........As of Sept. 30, 1999,  holdings of foreign companies,  as a percentage of net assets, were as follows: Capital Opportunities Fund, 1.4% (none in foreign securities and 1.4% in ADRs); Disciplined Stock Fund, 3.7% (none in foreign securities and 3.7% in ADRs and ADSs); Large Company Focus Fund, 5.3% (none in foreign securities and 5.3% in ADRs) Small Company Growth Fund,
 1.2% (none in foreign securities and 1.2% in ADRs).

 .........With respect to portfolio  securities  that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S.
 dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange
Transactions.)

 .........Investors  should  understand  and  consider  carefully  the  risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

 .........Although  the Funds will try to invest in companies and  governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

 .........Currency Exchange  Transactions.  Currency exchange  transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

 .........The Fund's foreign currency  exchange  transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund arising in connection with the purchase and sale of its portfolio securities.Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency.
Portfolio  hedging  allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

 .........At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

 .........It  is impossible to forecast with absolute  precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

 .........If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

 ........Hedging  against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise.
Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Structured Notes

 .........Structured  Notes are  Derivatives  on which the amount of  principal repayment  and or  interest  payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Fund to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

Swaps, Caps, Floors and Collars

 .........The  Fund may enter into swaps and may purchase or sell  related  caps, floors and collars. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Fund intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Fund may be obligated to pay.

 .........A swap agreement is generally  individually  negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

 .........A swap agreement tends to shift the Fund's  investment  exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Fund's investments and its net asset value.

 .........The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

 .........The  purchase of a cap entitles the purchaser to receive  payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

 .........At  the time the Fund enters into swap  arrangements  or  purchases  or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

 .........Subject  to  restriction  (5)  under  Investment  Restrictions  in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral.
The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended Sept. 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

 .........The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

 .........The Fund may purchase  securities on a  when-issued  or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. During fiscal 1999, the Fund did not have commitments to purchase when-issued securities in excess of 5% of its net assets, nor does it currently intend to do so.

 .........The Fund may enter into reverse repurchase  agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended Sept. 30, 1999.

 .........At  the time the Fund  enters  into a binding  obligation  to  purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

 .........The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

 .........In a short sale  against the box,  the Fund does not  deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

 .........Short  sales may  protect  the Fund  against  the risk of losses in the value of its portfolio  securities because any unrealized losses with respect to
such  portfolio   securities   should  be  wholly  or  partially   offset  by  a
corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

 .........Short sale  transactions  involve  certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 5% of total assets would be involved in short sales against the box.

Rule 144A Securities

 .........The  Fund may purchase  securities that have been privately  placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

 .........Subject  to restriction (6) under Investment  Restrictions in this SAI, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

 .........Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

 .........Although  the  Funds do not  purchase  securities  with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

 .........The  Fund may  purchase  and  sell put  options  and  call  options  on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

 .........An  option on a  security  (or  index)  is a  contract  that  gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

 .........The  Fund will  write call  options  and put  options  only if they are
"covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

 .........If an option  written by the Fund  expires,  the Fund  realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

 .........Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

 .........The   Fund  will  realize  a  capital  gain  from  a  closing  purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

 .........A put or call option  purchased  by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

 .........Risks  Associated with Options on Securities and Indexes.  There are several risks  associated  with  transactions in options.
For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

 .........There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

 .........If  trading  were  suspended  in an option  purchased  or  written by the Fund,  the Fund  would not be able to close out the option.
If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

 .........The Fund may use interest  rate futures  contracts,  index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index2 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

 .........The Fund may purchase and write call and put futures  options.
Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above).
 A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

 .........The  Fund will only enter into futures  contracts  and futures  options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

 .........The  success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

 .........When a purchase or sale of a futures  contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

 .........The  Fund is also required to deposit and maintain  margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

 .........Although  some futures  contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

 .........There  are several risks  associated with the use of futures  contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

 .........Futures  exchanges  may limit the amount of  fluctuation  permitted  in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example,
futures  prices  have  occasionally   moved  to  the  daily  limit  for  several
consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

 .........There  can be no  assurance  that a liquid  market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of
inability  to  close,   and  would  continue  to  be  required  to  meet  margin
requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Limitations on Options and Futures

 .........If other options,  futures contracts, or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

 .........The  Fund will not enter into a futures  contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"3 would exceed 5% of the Fund's total assets.

 .........When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

 .........The  Fund may not maintain open short  positions in futures  contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

 .........In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the
in-the-money   amount  (as  defined  in  Section  190.01(x)  of  the  Commission
Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

 .........If  the Fund exercises a call or put option that it holds,  the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

 .........If a call or put option  written by the Fund is exercised,  the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.
 .........Entry  into a closing purchase  transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

 .........If  the Fund  writes an equity  call  option4  other than a  "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

 .........A  futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

 .........For  federal  income tax  purposes,  the Fund  generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

 .........If  the Fund  were to enter  into a short  index  future,  short  index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

 .........In  order for the Fund to continue  to qualify  for federal  income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of
securities  and  therefore  be  qualifying   income  for  purposes  of  the  90%
requirement.

 .........The  Fund  distributes to  shareholders  annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.
 .........The  Taxpayer Relief Act of 1997 (the "Act") imposed  constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

 .........The Funds and the Portfolio operate under the following investment restrictions.  No Fund or the Portfolio may:

 .........
 .........(1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

 .........(2)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another
registered   investment  company  having  the  same  investment   objective  and
substantially similar investment policies as the Fund;

 .........(3)  act as an underwriter  of securities,  except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

 .........(4)  purchase or sell real estate (although it may purchase  securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

 .........(5)  make loans,  although  it may (a) lend  portfolio  securities  and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

 .........(6)  borrow except that it may (a) borrow for nonleveraging,  temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

 .........(7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

 .........(8) issue any senior security except to the extent permitted under the
 Investment Company Act of 1940.

 .........The above  restrictions  (other than bracketed  portions  thereof and, in the case of Disciplined Stock Fund and Disciplined Stock Portfolio, other than 1 and 2) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Each Fund and, in the case of Disciplined Stock Fund and Disciplined Stock Portfolio, together with restrictions 1 and 2 above, is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

 .........(a) invest in any of the  following:  (i)  interests  in oil,  gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

 .........(b) invest in companies for the purpose of exercising control or management;

 .........(c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

 .........(d) invest more than 5% of its net assets (valued at time of purchase)
in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

 .........(e) write an option on a security unless the option is issued by the
Options Clearing Corporation,  an exchange, or similar entity;

 .........(f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

 .........(g) purchase a put or call option if the  aggregate  premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

 .........(h)  [Small  Company  Growth Fund only]  purchase  securities on margin
(except for use of short-term credits as are necessary for the clearance of transactions); [all other Funds and Portfolio] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

 .........(i) invest more than 5% of its total  assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

 .........(j)  invest  more than 15% of its net  assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.


                      ADDITIONAL INVESTMENT CONSIDERATIONS

 .........Stein Roe seeks to provide  superior  long-term  investment  results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose the Fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

 .........In   general,   equity  mutual  funds   emphasize   long-term   capital
appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT

 .......The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                                    Position(s) held          Principal occupation(s)
        Name, Age; Address          with the Trust            during past five years

William D. Andrews, 52;             Executive Vice-President  Executive vice president of Stein Roe
One South Wacker Drive,
Chicago, IL  60606 (4)
(4)

John A. Bacon Jr., 72;              Trustee                  Private investor
4N640Honey Hill Road, Box 296
Wayne, IL 60184 (3)(4)

Christine Balzano, 34;             Vice-President           Senior vice president of Liberty Funds Services, Inc.;
245 Summer Street,                                          formerly vice president and assistant vice president
Boston, MA 02210

William W. Boyd, 72;               Trustee                  Chairman and director of Sterling Plumbing (manufacturer
 2900 Golf  Road,                                           of plumbing products)
 Rolling Meadows, IL  60008(2)(3)(4)

David P. Brady, 35;                Vice-President            Senior vice president of Stein Roe
One South Wacker Drive                                       since March 1998;  vice president of Stein Roe
Chicago,  IL 60606                                           from Nov. 1995 to March (4) 1998;
                                                             portfolio manager for Stein Roe since 1993

Daniel K. Cantor, 40;              Vice-President           Senior vice president of Stein Roe
1330 Avenue of the Americas,
 New York, NY
10019 (4)



Kevin M. Carome, 43; One           Executive                Senior vice president, legal, Liberty Funds Group LLC
Financial Center, Boston, MA       Vice-President;          (an affiliate of Stein Roe) since Jan. 1999; general
02111  (4)                         Assistant Secretary      counsel and secretary of Stein Roe since Jan. 1998;
                                                            associate general counsel and vice president of Liberty
                                                            Financial Companies, Inc. (the indirect parent of Stein
                                                            Roe) through Jan. 1999

Denise E. Chasmer, 31;             Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliff Avenue                                     vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper prior thereto

J. Kevin Connaughton, 35;         Vice-President;           Controller of the Stein Roe Funds since May 2000;
245 Summer Street,                Controller                Controller and Chief Accounting Officer of the Liberty
Boston, MA 02210(4)                                         Funds since February 1998, Vice president of Colonial
                                                            Management Associates,  Inc. ("CMA") since
                                                            February 1998;  senior tax  manager, Coopers & Lybrand,
                                                            LLP from  April 1996 to   January   1998; vice president,  440
                                                            Financial Group/First Data Investor Services Group prior thereto

Nancy L. Conlin, 46;             Senior Vice President      Secretary of the Stein Roe Funds since May 2000;
One Financial Center             and Secretary              Secretary of the Liberty Funds since April 1998
Boston, MA 02111 (4)                                        (formerly Assistant Secretary from July 1994 to April
                                                            1998);  Director, Senior Vice President General
                                                            Counsel,  Clerk  and Secretary of Colonial  Management
                                                            Associates, Inc. since April 1998 (formerly Vice
                                                            President,  Counsel,  Assistant  Secretary
                                                            and Assistant  Clerk from  July  1994  to
                                                            April  1998);   Vice  President,   General
                                                            Counsel and Secretary of Liberty
                                                            Funds  Group since December 1998 (formerly Vice
                                                            President, General Counsel and Clerk of
                                                            The  Colonial  Group from  April 1998 to
                                                            December  1998 (formerly  Assistant Clerk from July 1994
                                                            to April 1998)

Lindsay Cook, 47;               Trustee                     Executive vice president of Liberty Financial Companies,
600 Atlantic Avenue,                                        Inc. since March 1997; senior vice president prior thereto
Boston, MA 02210 (1)(2)(4)

William M. Garrison, 33;        Vice-President              Vice president of Stein Roe since Feb. 1998; associate
One South Wacker Drive,                                     portfolio manager for Stein Roe since August 1994
Chicago, IL 60606 (4)



Stephen E. Gibson, 46;         President                    Vice chairman of Stein Roe since Aug. 1998; chairman,
One Financial Center,                                       CEO, president and director of Liberty Funds Group since
Boston, MA 02111 (4)                                        Dec. 1998; chairman of the Colonial Group from July 1998
                                                            to Dec. 1998; president of the Colonial Group from Dec.
                                                            1996 to Dec. 1998; chairman of Colonial Management
                                                            Associates, Inc. since Dec. 1998; CEO, president and
                                                            director of Colonial Management Associates since July
                                                            1996; managing director of Putnam Financial Services
                                                            from June 1992 through June 1996

Erik P. Gustafson,  35;       Vice-President                Senior portfolio manager of Stein Roe;  senior
One South Wacker Drive                                      vice president of Stein Roe since April 1996;
Chicago, IL 60606                                           vice president (4) of Stein Roe prior thereto


PM: Investment, Advisor, Base,

SRVIT

Douglas A. Hacker, 43;        Trustee                        Senior vice president and chief financial officer of
P.O. Box 66100,                                              UAL, Inc. (airline)
Chicago, IL 60666 (3) (4)

Loren A.  Hansen,  51;        Executive  Vice-President      Chief investment officer/equity of CMA since 1997;
One South Wacker Drive                                       executive vice president of Stein Roe since Dec. 1995;
Chicago, IL 60606(4)                                         vice president of The Northern Trust (bank) prior thereto

Harvey B. Hirschhorn,  49;    Vice-President                 Executive vice president, senior  portfolio  manager,
One South Wacker Drive Chicago,                              chief  economist and investment strategist of Stein Roe;
Chicago, IL 60606 (4)                                        director of research of Stein Roe, 1991 to 1995

Janet Langford Kelly, 41;     Trustee                       Executive vice president-corporate development, general
One Kellogg Square,                                         counsel and secretary of Kellogg Company since Sept.
Battle Creek, MI 49016 (3)(4)                               1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37; 245 Summer    Vice President           Vice president and assistant controller of CMA
Street, Boston, MA 02210 (4)

Pamela A. McGrath, 46:            Senior Vice President    Treasurer of the Stein Roe Funds since May 2000;
One Financial Center,             and Treasurer            Treasurer and Chief Financial Officer of the Liberty
Boston, MA02111 (4)                                        Funds and Liberty All-Star Funds since April 2000;
                                                           Treasurer, Chief Financial Officer and Vice President
                                                            of the Liberty Funds Group since December
                                                            1999;  Chief Financial Officer,
                                                            Treasurer and Senior Vice President of Colonial Management
                                                            Associates since December 1999;
                                                            Senior Vice President and Director of Offshore
                                                            Accounting for Putnam  Investments,
                                                            Inc.,  from May 1998 to October 1999;
                                                            Managing Director of  Scudder Kemper Investments
                                                            from October, 1984  to December 1997.

Mary D. McKenzie, 45; One          Vice President           President of Liberty Funds Services, Inc.
Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 57; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

Nicholas S. Norton, 40; 12100      Vice President          Senior vice president of Liberty Funds Services, Inc.
12100 East Iliff Avenue,                                   since Aug. 1999; vice president of Scudder Kemper, Inc.
Aurora, CO 80014 (4)                                       from May 1994 to Aug. 1999

Joseph R. Palombo, 47;             Executive Vice President Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA                            May 2000; Vice President of the Liberty Funds since
02111 (4)                                                   April 1999; Executive Vice President and Director of
                                                            Colonial  Management Associates since  April 1999;
                                                            Executive Vice President  and Chief  Administrative
                                                            Officer of the Liberty  Funds Group since  April  1999;
                                                            Chief Operating Officer, Putnam  Mutual Funds from
                                                            1994 to 1998.

Thomas C. Theobald, 62;              Trustee               Managing director, William Blair Capital Partners
Suite 1300, 222 West Adams Street,                        (private equity fund)
Chicago, IL 60606 (3)(4)

-------------------------


(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940. (2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended Sept. 30, 1999 to each of the trustees:





                                                                    Compensation from the Stein Roe
                                                                             Fund Complex*
                                                                   -----------------------------------
                    Aggregate Compensation Total Average Per
       Name of Trustee                  from the Trust                Compensation         Series
------------------------------ ----------------------------------  -------------------  --------------
Thomas W. Butch**                             -0-                         -0-                -0-
Lindsay Cook                                  -0-                         -0-                -0-
John A. Bacon Jr.**                         $25,500                      $117,850          $2,562
William W. Boyd                              22,450                       104,100           2,263
Douglas A. Hacker                            20,650                        93,900           2,041
Janet Langford Kelly                         22,450                       103,400           2,248
Charles R. Nelson                            22,450                       103,900           2,259
Thomas C. Theobald                           22,450                       103,400           2,248
    ---------------
      *  At Sept. 30, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein  Roe Funds Trust, four series of
         Liberty-Stein  Roe Funds Municipal Trust,  four series of Liberty-Stein
         Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe  Variable  Investment  Trust,  12 portfolios of
         SR&F  Base  Trust,   Liberty-Stein  Roe  Advisor  Floating  Rate  Fund,
         Liberty-Stein  Roe  Institutional  Floating Rate Income Fund, and Stein
         Roe Floating Rate Limited Liability Company.

      ** Mr. Butch served as a trustee until Nov. 3, 1998; Mr. Bacon was elected a trustee effective Nov. 3, 1998.

                              FINANCIAL STATEMENTS

         Please refer to the September 30, 1999 Financial Statements (management discussion, statements of assets and liabilities and schedules of investments as of September 30, 1999 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the September 30, 1999 Annual Report and in the March 31, 2000 Semi-annual Reports. Those Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.

                             PRINCIPAL SHAREHOLDERS

         As of June 30, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                                Approximate
                                                               Percentage of

                                                              Outstanding Shares

           Name and Address                          Fund               Held

Charles Schwab & Co., Inc.              Capital Opportunities Fund     24.85%
Special Cusody Account for the
    exclusive benefit of our customers
Attn: Mutual Funds
101 Montgomery Street

San Francisco, CA 94104-4122
National Financial Services Corp.       Capital Opportunities Fund      5.48%
For the exclusive benefit of our
    customers
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

Keyport Life Insurance Company          Small Company Growth Fund      26.32%
C/o Michelle Cote
125 High Street
Boston, MA 02101



                     INVESTMENT ADVISORY AND OTHER SERVICES

         Stein Roe & Farnham Incorporated provides investment management services and administrative services to the Funds. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

         The director of Stein Roe is C. Allen Merritt, Jr. Merritt is Chief Operating Officer of Liberty Financial. The business address of Mr. Merritt is 600 Atlantic Avenue, Boston, MA 02210.

         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

         In return for its services, Stein Roe is entitled to receive a monthly administrative fee and a monthly management fee from each Fund. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

-------------------------------------------------------------------------------------------------------------------------

                                                          Current Rates           Year Ended    Year Ended   Year Ended

       Fund/Portfolio                Type          (dollars shown in millions)      9/30/99      9/30/98      9/30/97
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
Disciplined Stock Fund        Management          N/A                                      N/A          N/A   $2,638,251
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                        $1,077,094   $1,605,953    1,537,601
-------------------------------------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
Disciplined Stock Portfolio   Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                         5,581,396    8,771,718    5,249,467
                              -------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Large Company Focus Fund      Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                           397,850       88,815          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                            79,514       17,763          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Reimbursement       Expenses exceeding 1.50%                 -0-       13,361          N/A
                              -------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Capital Opportunities Fund    Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                         4,331,186    6,827,994    9,097,549
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                           853,783    1,298,073    1,655,427
-------------------------------------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
Small Company Growth          Management          .85%                                  20,436          N/A          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
    Fund                      Administrative      .15%                                   3,606          N/A          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Reimbursement       Expenses exceeding 1.50%            (53,535)          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------

         Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. The Funds pay all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse a Fund to the extent that total annual expenses of that Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of a Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse that Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Funds--Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $315,067, $358,936 and $354,273, respectively, from the Trust for services performed under this Agreement.

                                   DISTRIBUTOR

         Shares of the Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

12b-1 Plan

         The Trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.35% of net assets attributed to Class A shares. The Plan also provides that as compensation for the promotion and distribution of shares of a Funds including its expenses related to sale and promotion of Fund shares, the Distributor receives from such Fund a distribution fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.25% annually. The Distributor may terminate this voluntary limitation without shareholder approval. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

         The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

         Each Fund offers two classes of shares (Class A and Class S). The Funds may in the future offer other classes of shares. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee.

                                 TRANSFER AGENT

         SteinRoe Services Inc.  ("SSI"),  One South Wacker Drive,  Chicago,  IL
60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives fees from the Funds based on an annual rate of [0.236% of average net assets of Class A shares. The Trust believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolios.

         Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers
("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from SSI for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

         The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to a Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which a Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

         A Fund receives the entire net asset value of shares sold. Since Class A shares are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the
Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

         Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

         The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value

         The net asset value per share for each Class is determined as of the close of business (normally 3:00 p.m., Central time, or 4:00 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading, except that certain classes of assets, such as index futures for which the market close occurs shortly after regular trading on the NYSE will be priced at the closing time of the markets on which they trade but in no event later than 5:00 p.m. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.

         The Funds may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which the Funds do not determine net asset value. This may significantly affect the net asset value of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

         The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Special Purchase Programs/Investor Services

         The following special purchase programs/investor services may be changed or eliminated at any time.

         Automatic Investment Plan. As a convenience to investors, shares of most funds advised by Colonial, Newport Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount at least $50 are used to purchase a fund's shares at the public offering price next determined after the distributor receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase any day. Further information and application forms are available from the distributor.

         Automated Dollar Cost Averaging. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc., and Stein Roe in which you have a current balance of at least $5000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same class of shares of funds written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal and income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum) or change your selection of funds, by telephone or in writing; if in writing to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

You should consult your investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

The Distributor offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs for Reducing or Eliminating Sales Charges" for more information.

         Tax-Sheltered Retirement Plans. The Distributor offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs) and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account is $25. Investor's Bank & Trust Company is the Trustee of the prototype plans and charges an $18 annual fee. The annual fee will be waived if your aggregated IRA (Traditional IRA, Roth IRA and Education IRA) assets total $25,000 or more. This waiver will be based on the assets of record when the fees are assessed in December. If you close your account during the year, the Distributor will not aggregate the IRAs and you will be subject to that year's annual fee per IRA regardless of total assets. Further Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

         Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.

         Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

         Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must in the same name as the shareholder's existing open account with the particular Fund. Call for more information at 1-800-422-3737.

Programs for Reducing or Eliminating Sales Charges

         Right of Accumulation and Statement of Intent. Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Colonial Fund's Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial Fund other than a money market fund and Class B, C, T and Z shares).

         The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Colonial Fund may terminate or amend this right of Accumulation.

         Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Colonial Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

         Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

         Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Privileges of Adviser Employees, FSFs or Intermediaries. Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

         Sponsored Arrangements. Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         Class A shares may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements.

         Waiver of Contingent Deferred Sales Charges (Class A accounts in excess of $1,000,000). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:

1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.

6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after Sept. 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in the Fund for at least two years.

         The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares

         Shares may be sold on any day the NYSE is open, either directly to a Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

         To sell shares directly to the Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.

         FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

         Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in a Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

         A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

         Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

         Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, that Fund may make the payment or a portion of the payment with portfolio securities held by it instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares

         Class A share exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most
Colonial Funds. With respect to Class A shares, for a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Colonial Municipal Money Market Fund or Colonial Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611.

         Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Colonial Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.

         By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

         An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund and their shareholders to maintain assets in each of the countries in which the Fund invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Fund may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The independent accountants for the Funds is PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data. o Fundamental Industry Analysis--industry-specific fundamental investment research. o Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

o    Other Specialized  Tools--other  specialized products,  such as specialized
     economic   consulting   analyses  and  attendance  at  investment  oriented
     conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.




         The table below shows information on brokerage  commissions paid by the
Funds:

                                                          -----------------------------------------------------
                                                               Large      Disciplined    Capital       Small
                                                              Company        Stock     Opportunities  Company

                                                            Focus Fund     Portfolio       Fund     Growth Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total amount of brokerage commissions paid during fiscal
year ended 9/30/99                                               $51,496    $1,692,241     $867,578     $15,944
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Amount of commissions paid to brokers or dealers who
supplied research services to Stein Roe                           31,435     1,012,153      609,016       7,694
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total dollar amount involved in such transactions (000
omitted)                                                         178,047     5,927,255    1,591,956       8,360
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total amount of brokerage commissions paid during fiscal
year ended 9/30/98                                                43,465     2,301,286      732,013          --
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total amount of brokerage commissions paid during fiscal
year ended 9/30/97                                                    --       766,278      543,951          --
----------------------------------------------------------------------------------------------------------------


 .........Each Trust has arranged for its  custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

       During the last fiscal year, no Fund held any securities issued by one or more of its regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

         Each Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE

         A Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

       Where:      P       =   a hypothetical initial payment of $1,000
                   T       =   average annual total return
                   n       =   number of years
                   ERV     =   ending  redeemable  value of a  hypothetical
                               $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

The total return performance as of September 30, 1999* was:

                                                             10 Years or Life of

                                        1 Year     5 Years     Fund (if shorter)

               Disciplined Stock Fund   13.57      10.64              10.96


             Large Company Focus Fund   35.05        N/A              13.93**

           Capital Opportunities Fund   13.43      13.66              10.21

            Small Company Growth Fund   33.06        N/A              15.37**

                  *Performance information is based on each Fund's Class S shares.

                  **Life of Fund is from date of public  offering of Fund or its predecessor: June 26, 1998 for Large Company Focus Fund; and March 25, 1996 for predecessor of Small Company

                                 Growth Fund.


         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN

Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily

Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average            New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index       American Stock Exchange Composite Index
Standard & Poor's 400 Industrials       Nasdaq Composite
Russell 2000 Index                      Nasdaq Industrials

Wilshire 5000
(These indexes are widely recognized    (These indexes generally reflect the
indicators of general U.S. stock market   performance of stocks traded in the
results.)                                  indicated markets.)


         In addition, the Fund may compare performance to the indicated benchmarks:

----------------------------------------------------------------------------------------------------------------
                         Benchmark                                                Fund(s)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper Capital Appreciation Fund Average                     Capital Opportunities Fund, Large Company Focus
                                                             Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper Capital Appreciation Fund Index                       Capital Opportunities Fund,  Large Company Focus
                                                             Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper Equity Fund Average                                   All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper General Equity Fund Average                           All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper Growth Fund Average                                   Small Company Growth Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper Growth Fund Index                                     Small Company Growth Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lipper Midcap Value Average                                  Disciplined Stock Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Aggressive Growth Fund Average                   Capital Opportunities Fund, Large Company Focus
                                                             Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar All Equity Funds Average                         All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Domestic Stock Average                           All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Equity Fund Average                              All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar General Equity Average*                          All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Growth Fund Average                              Small Company Growth Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Hybrid Fund Average                              Small Company Growth Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Midcap Value Average                             Disciplined Stock Fund

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar Total Fund Average                               All Funds

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morningstar U.S. Diversified Average                         Small Company Growth Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Value Line Index                                             Capital Opportunities Fund,  Large Company Focus
      (Widely recognized indicator of the performance of     Fund
      small- and medium-sized company stocks)
----------------------------------------------------------------------------------------------------------------

*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and
 Growth and Income Averages.

         Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting the Fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.

                                                           ----------------

         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                     Common stocks
                                     Small company stocks
                                     Long-term corporate bonds
                                     Long-term government bonds
                                     Intermediate-term government bonds
                                     U.S. Treasury bills
                                     Consumer Price Index
                                                         ---------------------

       A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)


                 Tax-Deferred Investment vs. Taxable Investment
Interest Rate              6%            8%          10%           6%            8%           10%
     Compounding

        Years                 Tax-Deferred Investment                    Taxable Investment
        -----                 -----------------------                    ------------------
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM program and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

         The Disciplined Stock Fund, (a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to the of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. The feeder Fund bears its proportionate share of the expenses of its master Portfolio.

         Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

         The Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

         The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

         The common investment objectives of the Fund and the Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to the Fund's shareholders.

         The fundamental policies of the Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

         In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

         Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors

                                APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                                                        -----------------------


--------
1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

2 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

3 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. 4 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

PART C.  OTHER INFORMATION

ITEM  23.  EXHIBITS  [Note:  As  used  herein,   the  term  "PEA"  refers  to  a
post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351.]

(a) Form of Restated Agreement and Declaration of Trust dated [8/17/99] as amended on 7/ /2000. (Exhibit (a)

(b)(1) By-Laws of Registrant as amended through February
       3, 1993. (Exhibit 2 to PEA #34).*
   (2) Amendment to By-Laws dated February 4, 1998.
       (Exhibit 2(a) to PEA #45.)*

(c)    None.

(d)(1) Management   Agreement  between   Registrant  and  Stein  Roe  &  Farnham
       Incorporated dated 8/15/95, as amended through 2/2/99. (Exhibit (d)(1) to PEA #58.)*

   (2) Management Agreement between SR&F Base Trust and Stein Roe & Farnham Incorporated dated 8/15/95, as amended through 6/28/99. (Exhibit (d)(2) to PEA #59.)*

   (3) Sub-Advisory Agreement among Registrant, Stein Roe & Farnham Incorporated, and Newport Pacific Management, Inc. dated 8/3/99 relating to the series Stein Roe Asia Pacific Fund.(Exhibit (d)(3) to PEA #59.)*

(e)(1) Underwriting Agreement between Registrant and Liberty
       Funds Distributor, Inc. dated 8/4/99. (Exhibit (e)(1) to PEA #59.)*
   (2) Specimen copy of selected dealer agreement.  (Exhibit
       6(b) to PEA #40.)*

(f)    None.

(g) Custodian Contract between Registrant and State Street Bank and Trust Company dated 3/3/87, as amended through 5/8/95.(Exhibit 8 to PEA #31.)*

(h)(1) Restated Transfer Agency Agreement between Registrant and
       SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99. (Exhibit(h)(1) to PEA #58.)*
   (2) Accounting and Bookkeeping Agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/3/99.
       (Exhibit (h)(2) to PEA #59.)*

   (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated 8/15/95 as amended through 6/28/99.

       (Exhibit (h)(3) to PEA #59.)*

   (4) Sub-Transfer Agent Agreement with Liberty Funds Services,
       Inc. (formerly named Colonial Investors Service Center) dated 7/3/96, as amended through 3/31/99. (Exhibit (h)(4) to PEA #58.)*

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit
       10(a) to PEA #34).*
   (2) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Prime Equities (now named Stein Roe Advisor Select Growth & Income Fund), Stein Roe Capital Opportunities Fund, Stein Roe Special Fund (now named Stein Roe Disciplined Stock Fund), SteinRoe Stock Fund (now named Stein Roe Growth Stock Fund), SteinRoe Total Return Fund (now named Stein Roe Balanced Fund), Stein Roe International Fund, Stein Roe Young Investor Fund, and Stein Roe Special Venture Fund. (Exhibit 10(b) to PEA #34).*

   (3) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Growth Opportunities Fund (now named Stein Roe Midcap Growth Fund). (Exhibit 10(d) to PEA #39.)*

   (4) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Large Company Focus Fund.
       (Exhibit 10(e) to PEA #45.)*
   (5) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Asia Pacific Fund. (Exhibit
       10(f) to PEA #46.)*
   (6) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Small Company Growth Fund.
       (Exhibit (i)(6) to PEA #54.)*
   (7) Opinion and Consent of Bell, Boyd & Lloyd LLC.

(j)(1) Consent of PricewaterhouseCoopers LLP.

(2)   Consent of Morningstar, Inc. (Exhibit 11(b) to PEA #34).*

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan.  (Exhibit (m) to PEA #62.)*

(n)    Rule 18f-3 Plan.  (Exhibit (n) to PEA #62.)*
---------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and  Declaration of Trust of Registrant  (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non- party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Stein Roe & Farnham Incorporated, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by SteinRoe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                              POSITION FORMERLY
                                                    HELD WITHIN
                     CURRENT POSITION              PAST TWO YEARS
                     -------------------           --------------
STEINROE SERVICES INC.
Kevin M. Carome       Assistant Clerk

Kenneth J. Kozanda                                VP; Treasurer
C. Allen Merritt, Jr. Director; Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and

                            Chief Executive Officer

Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo  Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST

William D. Andrews    Executive Vice-President
Christine Balzano Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP                     VP; Secretary
Denise Chasmer              Vice President
Nancy L. Conlin    Senior VP;Secy.              VP; Asst. Secy.
J. Kevin Connaughton        VP and Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail Knudsen                Vice President
Stephen F. Lockman    Vice-President
Pamela A. McGrath  Senior VP;Treasurer
Mary D. McKenzie   Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Joseph R. Palumbo  Executive Vice President
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano Vice President
Kevin M. Carome       Executive VP              VP;Secy.
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Jane M. Naeseth       Vice-President

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP               VP; Asst. Secy.
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President

Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Maureen G. Newman     Vice-President

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP; Secy.        VP; Asst. Secy.
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and

Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith           Vice President                     None
Babbitt, Debra             VP & Compliance Officer            None
Bartlett, John             Managing Director                  None
Bertrand, Thomas           Vice President                     None
Blakeslee, James           Senior Vice President              None
Bozek, James               Senior Vice President              None
Brown, Beth                Vice President                     None
Burtman, Tracy             Vice President                     None
Campbell, Patrick          Vice President                     None
Carroll, Sean                       Vice President                     None
Claiborne, Doug            Vice President                     None
Chrzanowski, Daniel        Vice President                     None
Conley, Brook                       Vice President                     None
Clapp, Elizabeth A.        Managing Director                  None
Conlin, Nancy L.           Director; Clerk                    None
Costello, Matthew          Vice President                     None
Couto, Scott                        Vice President                     None
Davey, Cynthia             Senior Vice President              None
Desilets, Marian H.        Vice President                     None
Devaney, James             Senior Vice President              None
DiMaio, Steve              Vice President                     None
Downey, Christopher        Vice President                     None
Dupree, Robert             Vice President                     None
Emerson, Kim P.            Senior Vice President              None
Evans, C. Frazier          Managing Director                  None
Evitts, Stephen            Vice President                     None
Feldman, David             Managing Director                  None
Feloney, Joseph            Vice President                     None
Fifield, Robert            Vice President                     None
Fisher, James                       Vice President                     None
Fragasso, Philip           Managing Director         None
Gariepy, Tom               Vice President                     None
Gauger, Richard            Vice President                     None
Gerokoulis, Stephen A.     Senior Vice President              None
Gibson, Stephen E.         Director; Chairman of Board        None
Goldberg, Matthew          Senior Vice President              None
Gupta, Neeti               Vice President                     None
Geunard, Brian             Vice President                     None
Grace, Anthony                      Vice President                     None
Gubala, Jeffrey            Vice President                     None
Harrington, Tom            Senior Vice President              None
Hodgkins, Joseph           Senior Vice President       None
Huennekens, James          Vice President                     None
Hussey, Robert             Senior Vice President       None
Iudice, Jr., Philip        Treasurer and CFO                  None
Ives, Curt                          Vice President                     None
Jones, Cynthia             Vice President                     None
Jones, Jonathan            Vice President                     None
Kelley, Terry M.           Vice President                     None
Kelson, David W.           Senior Vice President              None
Lewis, Blair                        Vice President                     None
Libutti, Chris             Vice President                     None
Lynch, Andrew                       Managing Director         None
Lynn, Jerry                         Vice President                     None
Martin, John               Senior Vice President              None
Martin, Peter              Vice President                     None
McCombs, Gregory           Senior Vice President              None
McKenzie, Mary             Vice President                     None
Menchin, Catherine         Senior Vice President              None
Miller, Anthony            Vice President                     None
Moberly, Ann R.            Senior Vice President              None
Morse, Jonathan            Vice President                     None
Nickodemus, Paul           Vice President                     None
O'Shea, Kevin              Managing Director                  None
Piken, Keith               Vice President                     None
Place, Jeffrey             Managing Director                  None
Powell, Douglas            Vice President                     None
Predmore, Tracy            Vice President                     None
Quirk, Frank               Vice President                     None
Raftery-Arpino, Linda      Senior Vice President              None
Ratto, Gregory             Vice President                     None
Reed, Christopher B.       Senior Vice President              None
Riegel, Joyce B.           Vice President                     None
Robb, Douglas              Vice President                     None
Sandberg, Travis           Vice President                     None
Santosuosso, Louise        Senior Vice President              None
Schulman, David            Senior Vice President              None
Scully-Power, Adam                  Vice President                     None
Shea, Terence              Vice President              None
Sideropoulos, Lou          Vice President                     None
Sinatra, Peter             Vice President                     None
Smith, Darren              Vice President                     None
Soester, Trisha            Vice President                     None
Studer, Eric               Vice President                     None
Sweeney, Maureen           Vice President                     None
Tambone, James             Chief Executive Officer            None
Tasiopoulos, Lou           President                          None
Torrisi, Susan                      Vice President                     None
Vail, Norman                        Vice President                     None
VanEtten, Keith H.         Senior Vice President              None
Warfield, James            Vice President                     None
Wess, Valerie              Senior Vice President              None
Young, Deborah             Vice President                     None
Zarker, Cynthia E.                  Senior Vice President              None
---------
* The address of Ms. Riegel is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.
None.

ITEM 30.  UNDERTAKINGS.
None.

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                                                     /s/ John A. Bacon, Jr.
                                                     John A. Bacon, Jr.

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.
I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                                                     /s/ William W. Boyd
                                                     William W. Boyd

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                                                     /s/ Lindsey Cook
                                                     Lindsay Cook

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.
I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                                                     /s/ Douglas A. Hacker
                                                     Douglas A. Hacker

                        POWER OF ATTORNEY FOR SIGNATURE

 The  undersigned  constitutes  Nancy L. Conlin,
Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                            /s/ Janet Langford Kelly

                                                     Janet Langford Kelly

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.
I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                                                     /s/ Charles R. Nelson
                                                     Charles R. Nelson

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.
I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.

                                                     /s/ Thomas C. Theobald

Thomas C. Theobald

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 14th day of July, 2000.

                                   LIBERTY-STEIN ROE FUNDS
                                   INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            July 14, 2000
Stephen E. Gibson
Principal Executive Officer


J. KEVIN CONNAGHTON         Controller           July 14, 2000
J. Kevin Connaghton
Principal Accounting Officer

JOHN A. BACON JR.           Trustee              July 14, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              July 14, 2000
William W. Boyd

LINDSAY COOK                Trustee              July 14, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              July 14, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              July 14, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              July 14, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              July 14, 2000
Thomas C. Theobald




                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 14th day of July, 2000.

                                   SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            July 14, 2000
Stephen E. Gibson
Principal Executive Officer


J. KEVIN CONNAUGHTON             Controller        July 14, 2000
J. Kevin Connaughton
Principal Accounting Officer

JOHN A. BACON JR.           Trustee              July 14, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee              July 14, 2000
William W. Boyd

LINDSAY COOK                Trustee              July 14, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee              July 14, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee              July 14, 2000
Janet Langford Kelly

CHARLES R. NELSON           Trustee              July 14, 2000
Charles R. Nelson

THOMAS C. THEOBALD          Trustee              July 14, 2000
Thomas C. Theobald




VINCENT P. PIETROPAOLO
Vincent P.Pietropaolo
Attorney-in-fact for each Trustee

                                   Exhibits

(a) Form of Restated Agreement and Declaration of Trust dated [8/17/99] as amended on 7/ /2000.

(i)(7) Opinion and Consent of Bell, Boyd & Lloyd LLC.

(j)(1) Consent of PricewaterhouseCoopers LLP.